UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07943

Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Jessica R. Droeger

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

NUVEEN INVESTMENTS MUTUAL FUNDS

Semiannual Report dated November 30, 2006	Dependable, tax-free income because it’s not what you earn, it’s what you keep.®

Nuveen Investments

Municipal Bond Funds

Nuveen Georgia Municipal Bond Fund

Nuveen Louisiana Municipal Bond Fund

Nuveen North Carolina Municipal Bond Fund

Nuveen Tennessee Municipal Bond Fund

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NUVEEN INVESTMENTS FUND REPORTS FASTER.

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Must be preceded by or accompanied by a prospectus.	NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

“But one thing we

do know is that a

well-balanced

portfolio – often

including municipal

bonds – can provide diversification that

can reduce overall

investment risk.”

Dear Shareholder,

Once again, I am pleased to report that during the six-month period covered by this report your Fund provided tax-free income and solid performance from a carefully selected portfolio of municipal bonds. Detailed information on your Fund’s performance can be found in the Portfolio Managers’ Comments and Fund Spotlight sections of this report.

As we begin a new year, no one knows for certain what the future will bring. But one thing we do know is that a well-balanced portfolio – often including municipal bonds – can provide diversification that can reduce overall investment risk. To learn more about the potential benefits of portfolio diversification, we encourage you to consult a trusted financial advisor. He or she should be able to help you understand how a municipal bond investment like your Nuveen Fund can be an important building block in a portfolio crafted to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Timothy R. Schwertfeger

Chairman of the Board

January 15, 2007

Semiannual Report    Page 1

Portfolio Managers’ Comments

Portfolio managers Scott Romans and Cathryn Steeves examine key investment strategies and the performance of the Nuveen Georgia, Louisiana, North Carolina, and Tennessee Municipal Bond Funds. Scott, who has 6 years of investment experience, began managing the Louisiana Fund in 2003. Cathryn has 10 years of investment experience and began managing the Georgia, North Carolina and Tennessee Funds in 2004.

How did the Funds perform during the six months ended November 30, 2006?

The nearby table provides total return performance information for the four Funds discussed in this report for the six-month, one-year, five-year, and ten-year periods ended November 30, 2006. Each Fund’s performance is compared with the national Lehman Brothers Municipal Bond Index, as well as with its Lipper peer fund category average. The factors determining the performance of each Fund are discussed later in the report.

For the six months ended November 30, 2006, the total return on net asset value for all four Funds’ Class A shares was greater than the return of their Lipper peer group. The Louisiana Fund significantly outperformed the Lehman Brothers index and the Georgia Fund performed in line with the national benchmark. Both the North Carolina and Tennessee Funds underperformed the Lehman Brothers index. Although we believe that comparing the performance of state Funds with that of a national municipal index may offer some insights into how the Funds performed relative to the general municipal market, we also think that closely comparing the results of state Funds with a national average is potentially misleading since most of the national index’s results come from out-of-state bonds.

What strategies were used to manage the Funds during the period? How did these strategies influence performance?

With the economy slowing down and inflation seemingly in check – two often-favorable characteristics for fixed-income securities – the six-month period covered by this report presented a generally positive environment for the municipal bond market and the Funds. Longer-term municipal bonds did especially well, as their yields tended to fall (and their prices tended to rise) more than their shorter-term counterparts. Another significant trend was the continued relatively strong performance of lower-rated bonds, which benefited as investor demand for these generally higher-yielding bonds remained firm.

Although we managed each of the four Funds discussed in this report with similar overall strategies, there were some differences in how each Fund’s portfolio was structured and the individual market conditions that prevailed in each state. Below we provide more specific information about the performance and management of each Fund.

Nuveen Georgia Municipal Bond Fund

During the six month period, the Georgia Fund generally benefited from its yield curve positioning. The Fund’s relatively long duration (bonds with longer durations show more price sensitivity as interest rates fluctuate) helped as the bond market rallied. Another positive for the Fund was the continued solid performance of its A and BBB rated bonds as investors proved willing to take on more risk as they looked for higher yields. The Fund also benefited from its exposure to bonds with sub-investment-grade credit ratings, which performed better than higher-rated securities during the period. By contrast, the portfolio’s relatively large holdings of higher-quality bonds proved to be a modest drag on overall performance. At period end, 76 percent of the portfolio was allocated to securities rated AAA/U.S. Guaranteed – the highest credit rating. In addition, the Fund’s holdings of housing bonds also slowed performance during the

The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

Semiannual Report    Page 2

Class A Shares—

Total Returns as of 11/30/06

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Nuveen Georgia Municipal Bond Fund A Shares at NAV A Shares at Offer	4.51% 0.12%	6.15% 1.73%	5.28% 4.37%	5.45% 5.00%
Lipper Georgia Municipal Debt Funds Category Average[1]	3.87%	5.35%	4.42%	4.81%
Lehman Brothers Municipal Bond Index[2]	4.53%	6.12%	5.40%	5.75%

Nuveen Louisiana Municipal Bond Fund A Shares at NAV A Shares at Offer	5.52% 1.13%	7.36% 2.85%	5.01% 4.11%	5.20% 4.75%
Lipper Louisiana Municipal Debt Funds Category Average[1]	4.03%	5.79%	4.48%	4.84%
Lehman Brothers Municipal Bond Index[2]	4.53%	6.12%	5.40%	5.75%

Nuveen North Carolina Municipal Bond Fund A Shares at NAV A Shares at Offer	4.24% -0.17%	5.87% 1.43%	5.18% 4.28%	5.16% 4.72%
Lipper North Carolina Municipal Debt Funds Category Average[1]	4.08%	5.28%	4.50%	4.72%
Lehman Brothers Municipal Bond Index[2]	4.53%	6.12%	5.40%	5.75%

Nuveen Tennessee Municipal Bond Fund A Shares at NAV A Shares at Offer	4.08% -0.26%	5.92% 1.43%	5.33% 4.42%	5.19% 4.74%
Lipper Tennessee Municipal Debt Funds Category Average[1]	3.97%	5.62%	4.87%	4.96%
Lehman Brothers Municipal Bond Index[2]	4.53%	6.12%	5.40%	5.75%

Returns quoted represent past performance, which is no guarantee of future results. Returns less than one year are cumulative. Returns at NAV would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown.

Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 4.2 percent maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. You cannot invest directly in an index. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

period as investors worried about mortgage prepayment risk in a declining interest rate environment.

Consistent with careful management of the Fund’s yield curve positioning, we sought to keep the Fund’s duration during the period within a target range. Accordingly, we took advantage of available opportunities to add longer-dated Georgia securities to the portfolio. This task was relatively straightforward, as we found a decent amount of variety in the state municipal marketplace during the six months. New cash inflows helped fund these new purchases, as did the proceeds from recent bond calls and our sales of shorter- and intermediate-maturity holdings that we believed offered less attractive future value.

Nuveen Louisiana Municipal Bond Fund

The Louisiana municipal market was a solid performer during the past six months, as it continued to rebound from the devastation caused by Hurricanes Katrina and Rita in 2005.

Careful management of the Louisiana Fund’s yield curve positioning was a significant positive factor for performance. The portfolio’s relatively long duration was helpful as longer-term bonds generally outperformed shorter-term securities. Many of the Fund’s best-performing holdings

1	For each Fund, the Lipper category average shown represents the average annualized total return for all reporting funds for the periods ended November 30, 2006. The Lipper categories contained 30, 29, 27 and 23 funds in the Lipper Georgia Municipal Debt Funds Category, 13, 13, 13 and 9 funds in the Lipper Louisiana Municipal Debt Funds Category, 29, 28, 24 and 21 funds in the Lipper North Carolina Municipal Debt Funds Category and 11, 10, 10 and 8 funds in the Lipper Tennessee Municipal Debt Funds Category for the respective six-month, and one-, five- and ten-year periods ended November 30, 2006. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.

2	The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

Semiannual Report    Page 3

during the period were securities with significant interest rate sensitivity – zero coupons, non-callable bonds, and bonds with long call dates.

As lower-rated bonds once again outperformed their higher-rated counterparts, the Fund was helped by its holdings of BBB-rated bonds – about 11 percent of the portfolio at period end. Our allocation to the health care sector was another positive, especially our holdings in bonds issued for Touro Infirmary. This New Orleans hospital suffered considerably less hurricane-related damage than other facilities in the city. As a result, it benefited from increased utilization, leading to favorable price performance that greatly enhanced portfolio returns. On the negative side, the Fund was hurt by its allocation to housing bonds, which fell due to the increased threat of prepayment risk.

The past six months saw a number of prominent, sizeable Louisiana bond issues, so it was not difficult for us to find suitable investment

opportunities. This availability of in-state paper enabled us to reduce the portfolio’s exposure to U.S. territorial bonds, which generally offer lower yields than comparable Louisiana bonds.

Nuveen North Carolina Municipal Bond Fund

The North Carolina Fund’s relatively long duration during this reporting period had a positive influence on performance as longer-term bonds generally performed well. The Fund also benefited from its relatively small position in housing bonds, which lagged during the bond market’s rally. In addition, an inverse floater holding added to results over the period, owing to the security’s long duration.

On the negative side, the Fund’s performance was hampered by its holdings of AA-rated bonds, and relatively small position in BBB-rated debt. This positioning detracted from the overall results as lower-rated bonds continued to perform well in line with investors’ willingness to take on added credit risk in the pursuit of additional yield.

Investment activity in the North Carolina portfolio was only moderate during the six months. Issuance of long-dated paper – which we were seeking as part of our duration management efforts – is often spotty in the state, so we were looking to take advantage of suitable purchase opportunities whenever they became available. Accordingly, new purchases included bonds across a variety of sectors that we believed offered good risk/reward tradeoffs.

Nuveen Tennessee Municipal Bond Fund

As with the other portfolios over this period, the Tennessee Fund benefited from having a relatively long duration during a favorable interest rate environment. An allocation to sub-investment grade debt also helped as these bonds performed well. In addition, the pre-refunding and subsequent price increase of one of the Fund’s utility revenue bonds helped the overall return during the period.

On the negative side, the Fund’s exposure to intermediate-duration holdings hindered performance, as longer-duration bonds fared better in comparison. In addition, the Fund’s allocation to higher-quality debt was a negative in relative terms as lower-rated bonds generally outperformed over the period. Finally, our weighting in pre-refunded bonds was a negative overall because of these securities’ short durations.

Consistent with careful management of the Fund’s yield curve positioning, we looked for opportunities throughout the period to extend the Tennessee Fund’s duration, purchasing a variety of longer-dated in-state bonds as they became available. We also added some lower-rated health care bonds that offered relatively long durations and, because they were lower investment grade-rated, provided the portfolio with some added yield. However, most of the new positions added during the past six months were of higher-rated bonds. New purchases were funded primarily through the sales of shorter-dated bonds.

Dividend Information

Throughout the six-month period, all four Funds maintained their monthly tax-free dividend.

Semiannual Report    Page 4

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders.

As of November 30, 2006, the Nuveen Georgia, Louisiana, North Carolina and Tennessee Municipal Bond Funds had negative UNII balances for financial statement purposes and positive UNII balances, based on our best estimates, for tax purposes.

Semiannual Report    Page 5

Fund Spotlight as of 11/30/06 Nuveen Georgia Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$11.23	$11.26	$11.20	$11.21
Latest Monthly Dividend[1]	$0.0365	$0.0300	$0.0315	$0.0385
Latest Capital Gain and Ordinary Income Distribution[2]	$0.0361	$0.0361	$0.0361	$0.0361
Inception Date	3/27/86	2/18/97	1/04/94	2/14/97

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/06
A Shares	NAV	Offer
1-Year	6.15%	1.73%
5-Year	5.28%	4.37%
10-Year	5.45%	5.00%
B Shares	w/o CDSC	w/CDSC
1-Year	5.46%	1.46%
5-Year	4.50%	4.33%
10-Year	4.85%	4.85%
C Shares	NAV
1-Year	5.59%
5-Year	4.70%
10-Year	4.88%
R Shares	NAV
1-Year	6.49%
5-Year	5.50%
10-Year	5.64%
Tax-Free Yields
A Shares	NAV	Offer
Dividend Yield[3]	3.90%	3.74%
SEC 30-Day Yield[4]	3.41%	3.26%
Taxable-Equivalent Yield[4,5]	5.05%	4.83%
B Shares	NAV
Dividend Yield[3]	3.20%
SEC 30-Day Yield	2.66%
Taxable-Equivalent Yield[5]	3.94%
C Shares	NAV
Dividend Yield[3]	3.38%
SEC 30-Day Yield	2.86%
Taxable-Equivalent Yield[5]	4.24%
R Shares	NAV
Dividend Yield[3]	4.12%
SEC 30-Day Yield	3.61%
Taxable-Equivalent Yield[5]	5.35%

Average Annual Total Returns as of 12/31/06
A Shares	NAV	Offer
1-Year	4.56%	0.14%
5-Year	5.39%	4.48%
10-Year	5.44%	5.00%
B Shares	w/o CDSC	w/CDSC
1-Year	3.80%	-0.20%
5-Year	4.59%	4.42%
10-Year	4.83%	4.83%
C Shares	NAV
1-Year	4.01%
5-Year	4.81%
10-Year	4.87%
R Shares	NAV
1-Year	4.80%
5-Year	5.59%
10-Year	5.63%

Portfolio Statistics
Net Assets ($000)	$198,994
Average Effective Maturity on Securities (Years)	16.00
Average Duration	5.65

1	Paid December 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2006.

2	Paid December 5, 2005. Capital gains and/or ordinary income are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund’s portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.5%.

Semiannual Report    Page 6

Fund Spotlight as of 11/30/06 Nuveen Georgia Municipal Bond Fund

Bond Credit Quality1

Industries1

Health Care	20.1%
Water and Sewer	17.4%
U.S. Guaranteed	11.2%
Tax Obligation/Limited	10.1%
Education and Civic Organizations	9.3%
Tax Obligation/General	7.8%
Utilities	7.5%
Housing/Multifamily	6.2%
Other	10.4%

1	As a percentage of total investments as of November 30, 2006. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (6/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/06)	$1,045.10	$1,041.30	$1,041.40	$1,046.30	$1,021.01	$1,017.25	$1,018.25	$1,022.06
Expenses Incurred During Period	$4.15	$7.98	$6.96	$3.08	$4.10	$7.89	$6.88	$3.04

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .81%, 1.56%, 1.36% and ..60% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report    Page 7

Fund Spotlight as of 11/30/06 Nuveen Louisiana Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$11.42	$11.41	$11.40	$11.48
Latest Monthly Dividend[1]	$0.0390	$0.0320	$0.0340	$0.0410
Latest Capital Gain and Ordinary Income Distribution[2]	$0.0784	$0.0784	$0.0784	$0.0784
Inception Date	9/12/89	2/06/97	2/02/94	2/25/97

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/06
A Shares	NAV	Offer
1-Year	7.36%	2.85%
5-Year	5.01%	4.11%
10-Year	5.20%	4.75%
B Shares	w/o CDSC	w/CDSC
1-Year	6.57%	2.57%
5-Year	4.23%	4.06%
10-Year	4.58%	4.58%
C Shares	NAV
1-Year	6.90%
5-Year	4.46%
10-Year	4.63%
R Shares	NAV
1-Year	7.65%
5-Year	5.28%
10-Year	5.45%
Tax-Free Yields
A Shares	NAV	Offer
Dividend Yield[3]	4.10%	3.93%
SEC 30-Day Yield[4]	3.73%	3.57%
Taxable-Equivalent Yield[4,5]	5.41%	5.17%
B Shares	NAV
Dividend Yield[3]	3.37%
SEC 30-Day Yield	2.99%
Taxable-Equivalent Yield[5]	4.33%
C Shares	NAV
Dividend Yield[3]	3.58%
SEC 30-Day Yield	3.19%
Taxable-Equivalent Yield[5]	4.62%

R Shares	NAV
Dividend Yield[3]	4.29%
SEC 30-Day Yield	3.93%
Taxable-Equivalent Yield[5]	5.70%

Average Annual Total Returns as of 12/31/06
A Shares	NAV	Offer
1-Year	5.78%	1.33%
5-Year	5.15%	4.26%
10-Year	5.19%	4.73%
B Shares	w/o CDSC	w/CDSC
1-Year	4.99%	0.99%
5-Year	4.38%	4.21%
10-Year	4.56%	4.56%
C Shares	NAV
1-Year	5.23%
5-Year	4.57%
10-Year	4.62%
R Shares	NAV
1-Year	5.97%
5-Year	5.42%
10-Year	5.44%

Portfolio Statistics
Net Assets ($000)	$95,172
Average Effective Maturity on Securities (Years)	18.78
Average Duration	6.23

1	Paid December 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2006.

2	Paid December 5, 2005. Capital gains and/or ordinary income are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund’s portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31%.

Semiannual Report    Page 8

Fund Spotlight as of 11/30/06 Nuveen Louisiana Municipal Bond Fund

Bond Credit Quality1

Industries1

Tax Obligation/Limited	34.2%
Health Care	15.9%
Tax Obligation/General	15.6%
Housing/Single Family	6.8%
Education and Civic Organizations	6.1%
Utilities	6.0%
Consumer Staples	4.5%
Other	10.9%

1	As a percentage of total investments as of November 30, 2006. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (6/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/06)	$1,055.20	$1,051.30	$1,053.50	$1,056.10	$1,020.61	$1,016.85	$1,017.85	$1,021.61
Expenses Incurred During Period	$4.59	$8.43	$7.41	$3.56	$4.51	$8.29	$7.28	$3.50

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .89%, 1.64%, 1.44% and ..69% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report    Page 9

Fund Spotlight as of 11/30/06 Nuveen North Carolina Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$10.63	$10.65	$10.63	$10.66
Latest Monthly Dividend[1]	$0.0345	$0.0280	$0.0295	$0.0360
Latest Capital Gain Distribution[2]	$0.0648	$0.0648	$0.0648	$0.0648
Inception Date	3/27/86	2/25/97	10/04/93	2/05/97

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/06
A Shares	NAV	Offer
1-Year	5.87%	1.43%
5-Year	5.18%	4.28%
10-Year	5.16%	4.72%
B Shares	w/o CDSC	w/CDSC
1-Year	5.06%	1.06%
5-Year	4.38%	4.21%
10-Year	4.55%	4.55%
C Shares	NAV
1-Year	5.26%
5-Year	4.60%
10-Year	4.58%
R Shares	NAV
1-Year	6.03%
5-Year	5.39%
10-Year	5.37%
Tax-Free Yields
A Shares	NAV	Offer
Dividend Yield[3]	3.89%	3.73%
SEC 30-Day Yield[4]	3.29%	3.15%
Taxable-Equivalent Yield[4,5]	4.98%	4.77%
B Shares	NAV
Dividend Yield[3]	3.15%
SEC 30-Day Yield	2.54%
Taxable-Equivalent Yield[5]	3.85%
C Shares	NAV
Dividend Yield[3]	3.33%
SEC 30-Day Yield	2.74%
Taxable-Equivalent Yield[5]	4.15%
R Shares	NAV
Dividend Yield[3]	4.05%
SEC 30-Day Yield	3.48%
Taxable-Equivalent Yield[5]	5.27%

Average Annual Total Returns as of 12/31/06
A Shares	NAV	Offer
1-Year	4.42%	0.04%
5-Year	5.27%	4.38%
10-Year	5.15%	4.70%
B Shares	w/o CDSC	w/CDSC
1-Year	3.63%	-0.37%
5-Year	4.47%	4.30%
10-Year	4.54%	4.54%
C Shares	NAV
1-Year	3.82%
5-Year	4.69%
10-Year	4.57%
R Shares	NAV
1-Year	4.59%
5-Year	5.46%
10-Year	5.35%

Portfolio Statistics
Net Assets ($000)	$280,695
Average Effective Maturity on Securities (Years)	15.79
Average Duration	5.30

1	Paid December 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2006.

2	Paid December 5, 2005. Capital gains are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund’s portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 34%.

Semiannual Report    Page 10

Fund Spotlight as of 11/30/06 Nuveen North Carolina Municipal Bond Fund

Bond Credit Quality1

Industries1

Tax Obligation/Limited	23.6%
Water and Sewer	12.6%
Health Care	12.1%
Education and Civic Organizations	9.7%
Utilities	9.4%
Tax Obligation/General	9.0%
U.S. Guaranteed	7.6%
Housing/Single Family	6.9%
Other	9.1%

1	As a percentage of total investments as of November 30, 2006. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (6/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/06)	$1,042.40	$1,038.50	$1,039.50	$1,044.20	$1,020.76	$1,017.00	$1,018.00	$1,021.81
Expenses Incurred During Period	$4.40	$8.23	$7.21	$3.33	$4.36	$8.14	$7.13	$3.29

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .86%, 1.61%, 1.41% and ..65% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report    Page 11

Fund Spotlight as of 11/30/06 Nuveen Tennessee Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$11.48	$11.49	$11.47	$11.48
Latest Monthly Dividend[1]	$0.0375	$0.0305	$0.0325	$0.0395
Latest Capital Gain Distribution[2]	$0.0232	$0.0232	$0.0232	$0.0232
Inception Date	11/02/87	2/25/97	10/04/93	2/06/97

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/06
A Shares	NAV	Offer
1-Year	5.92%	1.43%
5-Year	5.33%	4.42%
10-Year	5.19%	4.74%

B Shares	w/o CDSC	w/CDSC
1-Year	5.14%	1.14%
5-Year	4.55%	4.38%
10-Year	4.58%	4.58%

C Shares	NAV
1-Year	5.27%
5-Year	4.75%
10-Year	4.61%

R Shares	NAV
1-Year	6.14%
5-Year	5.55%
10-Year	5.38%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[3]	3.92%	3.76%
SEC 30-Day Yield[4]	3.30%	3.16%
Taxable-Equivalent Yield[4,5]	4.89%	4.68%

B Shares	NAV
Dividend Yield[3]	3.19%
SEC 30-Day Yield	2.56%
Taxable-Equivalent Yield[5]	3.79%

C Shares	NAV
Dividend Yield[3]	3.40%
SEC 30-Day Yield	2.77%
Taxable-Equivalent Yield[5]	4.10%

R Shares	NAV
Dividend Yield[3]	4.13%
SEC 30-Day Yield	3.50%
Taxable-Equivalent Yield[5]	5.19%

Average Annual Total Returns as of 12/31/06
A Shares	NAV	Offer
1-Year	4.69%	0.26%
5-Year	5.45%	4.55%
10-Year	5.19%	4.73%

B Shares	w/o CDSC	w/CDSC
1-Year	3.91%	-0.09%
5-Year	4.67%	4.50%
10-Year	4.57%	4.57%
C Shares	NAV
1-Year	4.13%
5-Year	4.89%
10-Year	4.62%
R Shares	NAV
1-Year	4.91%
5-Year	5.65%
10-Year	5.38%

Portfolio Statistics
Net Assets ($000)	$339,337
Average Effective Maturity on Securities (Years)	15.47
Average Duration	5.00

1	Paid December 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2006.

2	Paid December 5, 2005. Capital gains are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund’s portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.5%.

Semiannual Report    Page 12

Fund Spotlight as of 11/30/06 Nuveen Tennessee Municipal Bond Fund

Bond Credit Quality1

Industries1

U.S. Guaranteed	20.9%
Tax Obligation/General	19.9%
Utilities	14.1%
Health Care	10.3%
Water and Sewer	8.6%
Tax Obligation/Limited	7.2%
Housing/Single Family	5.2%
Other	13.8%

1	As a percentage of total investments as of November 30, 2006. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (6/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/06)	$1,040.80	$1,037.00	$1,037.20	$1,041.90	$1,020.36	$1,016.65	$1,017.60	$1,021.36
Expenses Incurred During Period	$4.81	$8.58	$7.61	$3.79	$4.76	$8.49	$7.54	$3.75

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .94%, 1.68%, 1.49% and ..74% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report    Page 13

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Consumer Staples – 0.9%

$2,000	Cartersville Development Authority, Georgia, Water and Wastewater Facilities Revenue Refunding Bonds, Anheuser Busch Companies Inc., Series 1997, 6.125%, 5/01/27 (Alternative Minimum Tax)	5/07 at 101.00	A+	$2,038,340
	Education and Civic Organizations – 9.1%

	Bulloch County Development Authority, Georgia, Student Housing and Athletic Facility Lease Revenue Bonds, Georgia Southern University, Series 2004:
1,625	5.250%, 8/01/22 – XLCA Insured	8/14 at 100.00	Aaa	1,770,811
1,700	5.250%, 8/01/23 – XLCA Insured	8/14 at 100.00	Aaa	1,849,005

1,235	Carrollton Payroll Development Authority, Georgia, Revenue Anticipation Certificates, University of West Georgia, Campus Center Project, Series 2004, 5.250%, 8/01/23 – MBIA Insured	8/14 at 100.00	AAA	1,354,832

1,400	Carrollton Payroll Development Authority, Georgia, Student Housing Revenue Bonds, University of West Georgia, Series 2004A, 5.000%, 9/01/21 – XLCA Insured	9/14 at 100.00	Aaa	1,492,932

3,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2001, 5.125%, 10/01/32 – AMBAC Insured	4/12 at 100.00	AAA	3,178,320

1,835	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004, 5.250%, 5/01/17 – MBIA Insured	5/14 at 100.00	AAA	2,020,519

270	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Spelman College, Series 1994, 6.200%, 6/01/14 – FGIC Insured	6/14 at 100.00	AAA	273,218

3,535	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State University, Compass Point LLC Project, Series 2005, 5.000%, 7/01/25 – XLCA Insured	7/15 at 100.00	AAA	3,790,969

2,190	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Center LLC, Series 2005A, 5.000%, 12/01/34 – XLCA Insured	12/15 at 100.00	AAA	2,339,686
16,790	Total Education and Civic Organizations			18,070,292
	Health Care – 19.7%

3,150	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998, 5.375%, 12/01/28	12/08 at 102.00	BB+	3,152,237

4,200	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Improvement Bonds, Memorial Health University Medical Center Inc., Series 2001A, 6.125%, 1/01/24	7/11 at 101.00	A3	4,618,404

6,000	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center Project, Series 1999, 5.250%, 1/01/29 – MBIA Insured	1/09 at 101.00	AAA	6,223,260

	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004:
1,885	5.000%, 12/01/16	12/14 at 100.00	BBB+	1,973,161
1,000	5.000%, 12/01/26	12/14 at 100.00	BBB+	1,035,670

1,145	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center, Series 2003, 5.000%, 7/01/20 – MBIA Insured	7/13 at 101.00	Aaa	1,227,406

3,085	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31	5/11 at 100.00	A–	3,243,260

7,150	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series 1997B, 5.300%, 9/01/27 – MBIA Insured	2/12 at 102.00	AAA	7,728,006

1,625	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series 2004, 5.000%, 7/01/21 – MBIA Insured	7/14 at 101.00	Aaa	1,750,694

2,240	Richmond County Development Authority, Georgia, Revenue Bonds, Medical College of Georgia, Cancer Research Center Project, Series 2004A, 5.000%, 12/15/24 – AMBAC Insured	12/14 at 100.00	AAA	2,396,666

2,250	Royston Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Healthcare System Inc., Series 1999, 6.500%, 7/01/27	7/09 at 102.00	N/R	2,338,133

3,250	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System, Series 2003, 5.250%, 7/01/23 – RAAI Insured	1/14 at 100.00	AA	3,501,518
36,980	Total Health Care			39,188,415

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Housing/Multifamily – 6.1%

$1,400	DeKalb County Housing Authority, Georgia, Multifamily Housing Revenue Bonds, Green of Stonecrest Apartments, Series 2001A-1, 5.550%, 12/01/34 – AMBAC Insured (Alternative Minimum Tax)	12/11 at 100.00	AAA	$1,458,268

5,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia State University – TUFF/Atlanta Housing LLC, Series 2001A, 5.250%, 9/01/32 – AMBAC Insured	9/11 at 102.00	AAA	5,414,100

4,715	Lawrenceville Housing Authority, Georgia, FNMA Multifamily Housing Revenue Bonds, Knollwood Park Apartments, Series 1997, 6.250%, 12/01/29 (Mandatory put 6/01/15) (Alternative Minimum Tax)	No Opt. Call	AAA	5,178,060
11,115	Total Housing/Multifamily			12,050,428
	Housing/Single Family – 2.6%

1,325	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.350%, 12/01/22 (Alternative Minimum Tax)	12/11 at 100.00	AAA	1,378,384

3,555	Georgia Housing and Finance Authority, Single Family Mortgage Resolution 1 Bonds, Series 2001A-2, 5.700%, 12/01/31 (Alternative Minimum Tax)	12/10 at 100.00	AAA	3,758,168
4,880	Total Housing/Single Family			5,136,552
	Materials – 3.0%

1,500	Effingham County Industrial Development Authority, Georgia, Pollution Control Revenue Refunding Bonds, Georgia-Pacific Project, Series 2001, 6.500%, 6/01/31	6/11 at 101.00	B2	1,598,925

2,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2002A, 6.000%, 2/01/25 (Alternative Minimum Tax)	2/12 at 101.00	BBB	2,150,340

1,000	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, Union Camp Corporation, Series 1995, 6.150%, 3/01/17	No Opt. Call	Baa3	1,143,170

1,000	Wayne County Development Authority, Georgia, Pollution Control Revenue Refunding Bonds, ITT Rayonier Inc., Series 1993, 6.100%, 11/01/07	5/07 at 100.00	Baa	1,000,800
5,500	Total Materials			5,893,235
	Tax Obligation/General – 7.1%

3,000	Forsyth County School District, Georgia, General Obligation Bonds, Series 2005, 5.000%, 2/01/25 – MBIA Insured	2/15 at 100.00	AAA	3,225,540

3,630	Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/18	8/12 at 100.00	AAA	3,887,403

2,500	Georgia, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	2,769,125

1,500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2004A, 5.250%, 7/01/23	7/14 at 100.00	BBB	1,627,215

2,500	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%, 3/01/23 – XLCA Insured	3/16 at 100.00	Aaa	2,676,625
13,130	Total Tax Obligation/General			14,185,908
	Tax Obligation/Limited – 9.9%

3,310	Atlanta, Georgia, Downtown Development Authority, Revenue Bonds, Downtown Parking Deck, Series 2006A, 5.000%, 12/01/31 – MBIA Insured	6/16 at 100.00	AAA	3,562,752

435	Burke County Development Authority, Georgia, Industrial Development Revenue Bonds, Georgia Safe Corporation Project, Series 1991, 7.500%, 2/01/11 (Alternative Minimum Tax)	2/07 at 100.00	A3	436,192

960	Cobb-Marietta Coliseum and Exhibit Hall Authority, Cobb County, Georgia, Revenue Bonds, Performing Arts Center, Series 2004, 5.000%, 1/01/22	1/14 at 100.00	AAA	1,030,022

45	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series 1993, 5.625%, 10/01/26 – MBIA Insured	10/19 at 100.00	AAA	53,801

1,605	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, City of Macon Projects, Series 2002A, 5.000%, 8/01/17	8/12 at 101.00	A	1,715,536

2,765	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18	No Opt. Call	AAA	3,273,124

500	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 – AMBAC Insured	No Opt. Call	AAA	596,145

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Tax Obligation/Limited (continued)

	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A:
$10,000	0.000%, 7/01/30 – FGIC Insured	No Opt. Call	AAA		$3,713,800
3,775	0.000%, 7/01/42 – FGIC Insured	No Opt. Call	AAA		822,271

3,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2003H, 5.250%, 7/01/15 – FGIC Insured	No Opt. Call	AAA		3,368,610

1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Z, 6.000%, 7/01/18 – FSA Insured	No Opt. Call	AAA		1,210,360
27,395	Total Tax Obligation/Limited				19,782,613
	Transportation – 3.6%

1,000	Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds, Series 1996, 5.250%, 1/01/10 – AMBAC Insured	1/07 at 101.00	AAA		1,011,150

5,835	Atlanta, Georgia, Airport Passenger Facilities Charge Revenue Bonds, Series 2004J, 5.000%, 1/01/34 – FSA Insured	1/15 at 100.00	AAA		6,199,337
6,835	Total Transportation				7,210,487
	U.S. Guaranteed – 11.0% (3)

1,015	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.000%, 11/01/38 (Pre-refunded 5/01/09) – FGIC Insured	5/09 at 101.00	AAA		1,059,934

420	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1985, 9.750%, 8/01/09 – MBIA Insured (ETM)	1/07 at 100.00	AAA		448,539

3,750	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and Light Commission Project, Series 2002, 5.250%, 1/01/22 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	Aaa		4,097,138

1,355	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26 (Pre-refunded 6/01/11)	6/11 at 102.00	Aaa		1,471,733

2,750	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Series 2000, 5.375%, 10/01/35 (Pre-refunded 10/01/10)	10/10 at 101.00	AA	(3)	2,958,038

4,000	Fulton County Housing Authority, Georgia, Multifamily Housing Revenue Bonds, Concorde Place Apartments Project, Series 1996A, 6.375%, 1/01/27 (Pre-refunded 7/01/08) (Alternative Minimum Tax)	7/08 at 100.00	AAA		4,160,080

1,000	Private Colleges and University Facilities Authority, Georgia, Revenue Bonds, Mercer University, Series 1991, 6.500%, 11/01/15 – MBIA Insured (ETM)	No Opt. Call	AAA		1,185,380

5,000	Rockdale County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1999A, 5.375%, 7/01/29 (Pre-refunded 1/01/10) – MBIA Insured	1/10 at 101.00	AAA		5,317,500

1,055	Upper Oconee Basin Water Authority, Georgia, Revenue Bonds, Series 1997, 5.250%, 7/01/27 (Pre-refunded 7/01/08) – FGIC Insured	7/08 at 102.00	AAA		1,103,604
20,345	Total U.S. Guaranteed				21,801,946
	Utilities – 7.4%

465	Camden County Solid Waste Management Authority, Georgia, Revenue Bonds, Series 2002, 5.000%, 3/01/21 – MBIA Insured	3/12 at 100.00	Aaa		496,680

2,110	Fairburn, Georgia, Combined Utility Revenue Bonds, Series 2000, 5.750%, 10/01/20	10/10 at 101.00	BBB		2,231,473

1,500	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1992B, 6.375%, 1/01/16	1/15 at 100.00	A+		1,779,165

1,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1993Z, 5.500%, 1/01/12 – FSA Insured	1/10 at 100.00	AAA		1,065,060

	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation – Scherer Plant, Series 1992A:
500	6.750%, 1/01/10	No Opt. Call	A		542,625
1,000	6.800%, 1/01/12	No Opt. Call	A		1,135,690

1,200	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Series 2005A-2, 0.000%, 1/01/33 – FGIC Insured	1/15 at 35.98	AAA		309,516

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Utilities (continued)

$3,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series 2003A, 5.000%, 1/01/22 – MBIA Insured	1/13 at 100.00	AAA	$3,180,480

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	AAA	2,154,780
1,675	Summerville, Georgia, Combined Public Utility System Revenue Refunding and Improvement Bonds, Series 2002, 5.750%, 1/01/22	1/12 at 101.00	Baa3	1,797,124
14,450	Total Utilities			14,692,593
	Water and Sewer – 17.1%

7,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	AAA	8,195,670

2,185	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002, 5.375%, 10/01/19 – FSA Insured	10/12 at 100.00	AAA	2,379,596

	Brunswick, Georgia, Water and Sewerage Revenue Refunding and Improvement Bonds, Series 1992:
500	6.000%, 10/01/11 – MBIA Insured	No Opt. Call	AAA	534,025
400	6.100%, 10/01/19 – MBIA Insured	No Opt. Call	AAA	485,420

	Columbia County, Georgia, Water and Sewerage Revenue Bonds, Series 2004:
1,000	5.000%, 6/01/20 – FSA Insured	6/14 at 100.00	AAA	1,078,040
1,000	5.000%, 6/01/22 – FSA Insured	6/14 at 100.00	AAA	1,074,660

1,000	Conmmerce, Georgia, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 12/01/25 – FSA Insured	12/15 at 100.00	Aaa	1,080,080

145	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26	6/11 at 102.00	Aaa	156,325

1,000	DeKalb County, Georgia, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/35 – FSA Insured	10/16 at 100.00	AAA	1,081,030

2,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Series 2003A, 5.000%, 10/01/23	10/13 at 100.00	AA	2,665,825

1,000	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/29 – MBIA Insured	12/15 at 100.00	AAA	1,073,800

5,000	East Point Building Authority, Georgia, Revenue Bonds, Water and Sewer Project Revenue Bonds, Series 2006A, 5.000%, 2/01/34 – XLCA Insured	2/16 at 100.00	AAA	5,358,550

1,175	Fayette County, Georgia, Water Revenue Bonds, Series 2002, 5.000%, 10/01/20 – FSA Insured	10/12 at 100.00	AAA	1,255,417

970	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 – FGIC Insured	1/14 at 100.00	AAA	1,038,889

5,000	Macon Water Authority, Georgia, Water and Sewer Revenue Bonds, Series 2001B, 5.375%, 10/01/18	10/11 at 101.00	AA–	5,422,100

1,000	Midgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%, 12/01/16 – FSA Insured	No Opt. Call	AAA	1,156,140
30,875	Total Water and Sewer			34,035,567
$190,295	Total Long-Term Investments (cost $182,933,575) – 97.5%			194,086,376

	Short-Term Investments – 0.5%

$1,000	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 3.290%, 12/01/15 – MBIA Insured (4)		A-1+	1,000,000
$1,000	Total Short-Term Investments (cost $1,000,000)			1,000,000

	Total Investments (cost $183,933,575) – 98.0%			195,086,376

	Other Assets Less Liabilities – 2.0%			3,907,474

	Net Assets – 100%			$198,993,850

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(4)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen Louisiana Municipal Bond Fund

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Consumer Staples – 4.7%

	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
$3,235	5.500%, 5/15/30	5/11 at 101.00	BBB	$3,402,217
1,000	5.875%, 5/15/39	5/11 at 101.00	BBB	1,074,270
4,235	Total Consumer Staples			4,476,487
	Education and Civic Organizations – 6.3%

2,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Series 2002, 5.000%, 10/01/22 – MBIA Insured	10/12 at 102.00	AAA	2,128,460

1,675	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southeastern Louisiana University Student Housing Facilities Inc., Series 2004A, 5.000%, 8/01/27 – MBIA Insured	8/14 at 100.00	Aaa	1,782,887

2,000	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.125%, 7/01/27 – AMBAC Insured	7/12 at 100.00	AAA	2,108,200
5,675	Total Education and Civic Organizations			6,019,547
	Energy – 0.5%

500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Refunding Bonds, LOOP Inc. Project, Series 1998, 5.200%, 10/01/18	10/08 at 100.00	A	510,715
	Health Care – 16.6%

3,400	Louisiana Public Facilities Authority, Health Facilities Revenue Refunding Bonds, Sisters of Mercy Health System of St. Louis Inc., Series 1993A, 5.000%, 6/01/19	No Opt. Call	AA	3,677,950

1,800	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25 – FSA Insured	No Opt. Call	AAA	2,161,314

2,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2005A, 5.250%, 8/15/32	8/15 at 100.00	A+	2,137,420

2,300	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Touro Infirmary, Series 1999A, 5.625%, 8/15/29	8/09 at 101.00	BBB	2,342,849

1,600	Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds, Lincoln Health System, Series 1998, 5.150%, 1/01/19	1/08 at 102.00	BBB+	1,595,792

2,615	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 – MBIA Insured	7/14 at 100.00	AAA	2,826,083

1,000	Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, Terrebonne General Medical Center, Series 1998, 5.375%, 4/01/28 – AMBAC Insured	4/08 at 102.00	AAA	1,038,360
14,715	Total Health Care			15,779,768
	Housing/Multifamily – 2.8%

1,500	Calcasieu Parish Public Trust Authority, Louisiana, Student Housing Lease Revenue Bonds, McNeese State University, Series 2001, 5.250%, 5/01/33 – MBIA Insured	5/11 at 101.00	AAA	1,586,250

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A, 6.500%, 6/20/37	6/12 at 105.00	Aaa	1,112,290
2,500	Total Housing/Multifamily			2,698,540
	Housing/Single Family – 7.1%

1,000	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2006B, 5.350%, 9/01/38 (Alternative Minimum Tax)	9/16 at 104.00	Aaa	1,077,880

1,030	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Refunding Bonds, Series 2001A, 6.050%, 4/01/32 (Alternative Minimum Tax)	4/11 at 105.00	Aaa	1,081,665

565	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Family Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%, 10/01/30 (Alternative Minimum Tax)	10/07 at 102.00	Aaa	570,249

330	Jefferson Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2000C-1, 7.250%, 6/01/32 (Alternative Minimum Tax)	6/10 at 105.00	Aaa	330,538

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Housing/Single Family (continued)

$1,000	Jefferson Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2006C, 5.000%, 6/01/33	6/16 at 103.00	Aaa	$1,068,130

220	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997B-1, 5.500%, 12/01/22	6/07 at 102.00	Aaa	221,478

155	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997B-2, 5.600%, 6/01/17 (Alternative Minimum Tax)	6/07 at 102.00	Aaa	155,096

220	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000D-2, 7.050%, 6/01/31 (Alternative Minimum Tax)	6/10 at 101.00	Aaa	226,477

240	Louisiana Public Facilities Authority, Single Family Mortgage Revenue Refunding Bonds, Series 1997B, 5.750%, 8/01/31	8/07 at 102.00	Aaa	244,241

225	New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 1996A, 6.100%, 12/01/29 (Alternative Minimum Tax)	12/06 at 102.00	Aaa	229,138

235	New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 1997A, 5.850%, 12/01/30 (Alternative Minimum Tax)	12/07 at 102.00	Aaa	235,000

350	New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Refunding Bonds, Series 1998B-2, 5.200%, 12/01/21 (Alternative Minimum Tax)	12/08 at 101.00	Aaa	353,497

660	Rapides Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1998A, 5.450%, 12/01/30 (Alternative Minimum Tax)	6/08 at 102.00	Aaa	673,167

320	Rapides Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1998B, 5.350%, 6/01/26	6/08 at 102.00	Aaa	327,152
6,550	Total Housing/Single Family			6,793,708
	Long-Term Care – 3.2%

3,000	Louisiana Housing Finance Agency, GNMA Collateralized Mortgage Revenue Bonds, St. Dominic Assisted Care Facility, Series 1995, 6.950%, 9/01/36	3/07 at 102.00	AAA	3,063,660
	Materials – 1.4%

1,250	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 1998A, 5.600%, 11/01/22 (Alternative Minimum Tax)	11/08 at 101.00	BBB	1,287,025
	Tax Obligation/General – 16.3%

1,000	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AAA	1,128,700

3,170	New Orleans, Louisiana, General Obligation Bonds, Series 2005, 5.250%, 12/01/25 – MBIA Insured	12/15 at 100.00	AAA	3,468,360

2,000	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 1991, 0.000%, 9/01/10 – AMBAC Insured	No Opt. Call	AAA	1,732,040

13,875	Orleans Parish School Board, Louisiana, General Obligation Refunding Bonds, Series 1991, 0.000%, 2/01/15 – FGIC Insured	No Opt. Call	AAA	9,138,214
20,045	Total Tax Obligation/General			15,467,314
	Tax Obligation/Limited – 35.6%

335	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Series 1996C, 5.600%, 7/15/25 – MBIA Insured	7/07 at 100.00	AAA	338,829

	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Revenue Bonds, Senior Subordinate Series 2003A:
560	5.250%, 7/15/19 – AMBAC Insured	7/13 at 100.00	AAA	599,351
1,000	5.250%, 7/15/22 – AMBAC Insured	No Opt. Call	AAA	1,068,770

	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Revenue Bonds, Senior Subordinate Series 2004:
2,525	5.000%, 7/15/15 – AMBAC Insured	7/14 at 101.00	AAA	2,743,488
2,000	5.000%, 7/15/21 – AMBAC Insured	7/14 at 101.00	AAA	2,137,820

1,000	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2001, 5.000%, 12/01/22 – AMBAC Insured	12/11 at 100.00	AAA	1,047,470

Portfolio of Investments (Unaudited)

Nuveen Louisiana Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/Limited (continued)

$2,650	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Refunding Bonds, Series 2002, 5.250%, 12/01/22 – AMBAC Insured	12/12 at 100.00	AAA	$2,840,562

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Ascension Parish Library Project, Series 2005, 5.250%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AAA	1,084,490

5,250	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured (4)	No Opt. Call	AAA	6,411,248

	Louisiana State Office Facilities Corporation, Lease Revenue Bonds, State Capitol Complex Program, Series 1999A:
1,000	5.250%, 3/01/17 – MBIA Insured	3/09 at 101.00	AAA	1,042,690
1,000	5.250%, 3/01/18 – MBIA Insured	3/09 at 101.00	AAA	1,041,800

1,000	Louisiana State Office Facilities Corporation, Lease Revenue Bonds, State Capitol Complex Program, Series 2003, 5.000%, 11/01/21 – MBIA Insured	11/13 at 100.00	AAA	1,061,440

	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
7,500	4.750%, 5/01/39 - FSA Insured (UB)	5/16 at 100.00	AAA	7,794,225
2,000	4.500%, 5/01/41 - FGIC Insured	5/16 at 100.00	AAA	2,015,980

1,000	University of Louisiana System, Lafayette City and Parish, Lease Revenue Bonds, Cajundome Convention Center, Series 2000, 6.250%, 9/01/29 – MBIA Insured	9/09 at 102.00	AAA	1,083,890

1,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%, 10/01/19	10/10 at 101.00	BBB+	1,650,405
31,320	Total Tax Obligation/Limited			33,962,458
	Transportation – 2.8%

505	New Orleans Aviation Board, Louisiana, Revenue Bonds, Series 1997B-1, 5.450%, 10/01/27 – AMBAC Insured (Alternative Minimum Tax)	10/07 at 102.00	AAA	519,690

2,100	Shreveport, Louisiana, Airport System Revenue Bonds, Series 1997A, 5.375%, 1/01/28 – FSA Insured (Alternative Minimum Tax)	1/08 at 102.00	AAA	2,166,402
2,605	Total Transportation			2,686,092
	U.S. Guaranteed – 0.6% (3)

415	Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds, Southern Baptist Hospital, Series 1986, 8.000%, 5/15/12 (ETM)	5/07 at 100.00	AAA	464,497
	Utilities – 6.3%

1,500	DeSoto Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Cleco Utility Group Inc. Project, Series 1999, 5.875%, 9/01/29 – AMBAC Insured	9/09 at 102.00	AAA	1,611,255

4,000	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/20 – MBIA Insured	11/14 at 100.00	AAA	4,390,439
5,500	Total Utilities			6,001,694
$98,310	Total Investments (cost $94,194,976) – 104.2%			99,211,505

	Floating Rate Obligations – (5.2%)			(4,995,000)

	Other Assets Less Liabilities – 1.0%			955,845

	Net Assets – 100%			$95,172,350

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.

(4)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”) regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Consumer Staples – 1.1%

$3,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/12 at 100.00	BBB	$3,151,830
	Education and Civic Organizations – 10.2%

1,550	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.250%, 7/15/17 – MBIA Insured	No Opt. Call	Aaa	1,758,537

	North Carolina Capital Facilities Financing Agency, General Revenue Bonds, Duke University, Series 2006A:
5,000	5.000%, 10/01/39	10/16 at 100.00	AA+	5,384,049
2,000	4.500%, 10/01/40	10/16 at 100.00	AA+	2,022,900

1,000	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales University, Series 2003A, 5.250%, 4/01/23 – XLCA Insured	4/13 at 100.00	AAA	1,074,800

1,035	University of North Carolina System, Pooled Revenue Bonds, Series 2002B, 5.375%, 4/01/20 – AMBAC Insured	10/12 at 100.00	AAA	1,128,316

1,085	University of North Carolina System, Pooled Revenue Bonds, Series 2004C, 5.000%, 4/01/29 – AMBAC Insured	4/14 at 100.00	Aaa	1,156,534

	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A:
1,155	5.375%, 4/01/16 – AMBAC Insured	10/12 at 100.00	AAA	1,258,188
1,160	5.375%, 4/01/20 – AMBAC Insured	10/12 at 100.00	AAA	1,264,586

2,105	University of North Carolina Wilmington, Certificates of Participation, Student Housing Project Revenue Bonds, Series 2006, 5.000%, 6/01/37 – FGIC Insured	6/16 at 100.00	AAA	2,255,423

1,025	University of North Carolina, Asheville, General Revenue Refunding Bonds, Series 2002A, 5.000%, 6/01/15 – AMBAC Insured	6/12 at 100.00	Aaa	1,094,997

445	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2001A, 5.000%, 12/01/20	6/11 at 100.00	AA+	469,644

1,710	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2002B, 5.000%, 12/01/11	No Opt. Call	AA+	1,827,186

	University of North Carolina, Chapel Hill, Utilities System Revenue Refunding Bonds, Series 1997:
4,000	0.000%, 8/01/15	No Opt. Call	Aa1	2,873,480
4,265	0.000%, 8/01/18	No Opt. Call	Aa1	2,680,425
2,750	0.000%, 8/01/20	No Opt. Call	Aa1	1,581,168

785	University of North Carolina, Charlotte, Certificates of Participation, Student Housing Project, Series 2005, 5.000%, 3/01/21 – AMBAC Insured	3/15 at 100.00	AAA	845,673
31,070	Total Education and Civic Organizations			28,675,906
	Energy – 0.6%

1,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series 2003, 6.125%, 7/01/22 (Alternative Minimum Tax)	1/14 at 100.00	BBB	1,670,955
	Health Care – 12.7%

3,500	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolina Healthcare System, Series 1997A, 5.125%, 1/15/22	1/07 at 102.00	AA	3,574,340

450	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45	1/15 at 100.00	AA	474,071

5,650	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Morehead Memorial Hospital Project, Series 2005, 5.000%, 11/01/30 – FSA Insured	5/15 at 100.00	AAA	6,027,419

4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s Health System, Series 2001, 5.250%, 10/01/31	10/11 at 101.00	AA	4,237,120

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Scotland Memorial Hospital, Series 1999:
625	5.500%, 10/01/19 – RAAI Insured	10/08 at 102.00	AA	654,563
1,385	5.500%, 10/01/29 – RAAI Insured	10/08 at 102.00	AA	1,448,987

1,055	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional Medical Center, Series 2002A, 5.250%, 1/01/14	1/12 at 100.00	A	1,118,353

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Health Care (continued)

$1,750	North Carolina Medical Care Commission, Healthcare Revenue Bonds, Carolina Medicorp, Series 1996, 5.250%, 5/01/21	5/07 at 100.00	AA–	$1,759,153

4,000	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006, 5.000%, 11/01/39 (WI/DD, Settling 12/14/06)	11/16 at 100.00	AA–	4,223,240

3,500	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Series 1999, 6.250%, 6/01/29	6/09 at 102.00	A	3,738,350

2,955	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 – FGIC Insured	1/15 at 100.00	AAA	3,147,873

1,250	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004, 5.000%, 11/01/24	11/14 at 100.00	AA	1,324,075

600	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A, 5.000%, 1/01/36	1/16 at 100.00	N/R	628,764

	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow Memorial Hospital Project, Series 2006:
1,200	5.000%, 4/01/31 – MBIA Insured	10/16 at 100.00	AAA	1,288,140
2,000	5.000%, 10/01/34 – MBIA Insured	10/16 at 100.00	AAA	2,142,380
33,920	Total Health Care			35,786,828
	Housing/Single Family – 7.2%

1,175	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)	7/10 at 100.00	AAA	1,206,913

975	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 3A, 5.200%, 7/01/26 (Alternative Minimum Tax)	1/09 at 101.00	AA	993,525

3,040	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 4A, 5.300%, 7/01/26 (Alternative Minimum Tax)	1/09 at 100.00	AA	3,105,086

4,705	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 5A, 5.625%, 7/01/30 (Alternative Minimum Tax)	7/09 at 100.00	AA	4,806,628

1,815	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 6A, 6.200%, 1/01/29 (Alternative Minimum Tax)	7/09 at 100.00	AA	1,894,316

1,455	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%, 7/01/37 (Alternative Minimum Tax)	7/16 at 100.00	AA	1,485,191

	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1994Y:
545	6.300%, 9/01/15	3/07 at 100.00	AA	550,510
540	6.350%, 3/01/18	3/07 at 100.00	AA	551,021

480	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1995BB, 6.500%, 9/01/26 (Alternative Minimum Tax)	3/07 at 100.00	AA	488,794

980	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1995DD, 6.200%, 9/01/27 (Alternative Minimum Tax)	3/07 at 100.00	AA	998,532

1,865	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1996LL, 6.200%, 3/01/26 (Alternative Minimum Tax)	3/07 at 101.00	AA	1,917,518

1,260	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1997RR, 5.850%, 9/01/28 (Alternative Minimum Tax)	3/07 at 101.50	AA	1,284,797

970	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1998VV, 5.250%, 3/01/17 (Alternative Minimum Tax)	3/08 at 101.00	AA	999,430
19,805	Total Housing/Single Family			20,282,261
	Industrials – 0.7%

2,000	North Carolina Capital Facilities Financing Agency, Exempt Facilities Revenue Bonds, Waste Management Inc., Series 2001, 3.750%, 8/01/14 (Mandatory put 8/01/07) (Alternative Minimum Tax)	No Opt. Call	BBB	1,995,300

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Long-Term Care – 0.3%

$500	North Carolina Medical Care Commission, First Mortgage Revenue Bonds, Deerfield Episcopal Retirement Community Inc., Series 2004A, 5.000%, 11/01/23	11/14 at 100.00	N/R	$522,240
	Materials – 2.0%

2,195	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina, National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35 (Alternative Minimum Tax)	8/15 at 100.00	N/R	2,367,000

3,100	Haywood County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Pollution Control Revenue Refunding Bonds, Champion International Corporation, Series 1995, 6.000%, 3/01/20	3/07 at 101.00	Baa3	3,166,402
5,295	Total Materials			5,533,402
	Tax Obligation/General – 6.0%

2,340	Charlotte, North Carolina, General Obligation Bonds, Series 2002A, 5.000%, 7/01/24	7/12 at 100.00	AAA	2,480,049

1,875	Cumberland County, North Carolina, General Obligation School Bonds, Series 2002, 5.000%, 2/01/21	2/12 at 101.00	AA–	1,995,038

1,090	Johnston County, North Carolina, General Obligation Bonds, Series 2005, 5.250%, 2/01/17 – FGIC Insured	2/15 at 100.00	AAA	1,216,505

	North Carolina, General Obligation Bonds, Series 2004A:
2,000	5.000%, 3/01/16	3/14 at 100.00	AAA	2,181,500
2,000	5.000%, 3/01/22	3/14 at 100.00	AAA	2,156,700

1,760	North Carolina, General Obligation Bonds, Series 2005A, 5.000%, 3/01/19	3/15 at 100.00	AAA	1,923,046

	Ramseur, North Carolina, General Obligation Water Refunding Bonds, Series 1997:
120	5.750%, 6/01/18	6/07 at 102.00	N/R	123,469
125	5.750%, 6/01/19	6/07 at 102.00	N/R	128,601
125	5.750%, 6/01/20	6/07 at 102.00	N/R	128,576
130	5.750%, 6/01/21	6/07 at 102.00	N/R	133,680
105	5.750%, 6/01/22	6/07 at 102.00	N/R	107,951

4,000	Wake County, North Carolina, General Obligation Bonds, Series 2005, 5.000%, 5/01/21	5/15 at 100.00	AAA	4,362,560
15,670	Total Tax Obligation/General			16,937,675
	Tax Obligation/Limited – 24.8%

270	Asheville, North Carolina, Certificates of Participation, Series 1992, 6.500%, 2/01/08	2/07 at 100.00	A1	270,570

1,150	Buncombe County, North Carolina, Certificates of Participation, Series 2005, 5.000%, 4/01/22 – AMBAC Insured	4/15 at 100.00	AAA	1,235,422

1,470	Burke County, North Carolina, Certificates of Participation, Series 2006A, 5.000%, 4/01/22 – AMBAC Insured	4/16 at 100.00	AAA	1,590,070

	Cabarrus County, North Carolina, Certificates of Participation, Series 2002:
1,330	5.250%, 2/01/19	2/13 at 100.00	AA–	1,432,370
3,990	5.000%, 2/01/22	2/13 at 100.00	AA–	4,202,667

3,870	Catawba County, North Carolina, Certificates of Participation, Series 2005, 5.000%, 6/01/25 – MBIA Insured	6/15 at 100.00	AAA	4,150,962

1,400	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series 2003G, 5.375%, 6/01/26	6/13 at 100.00	AA+	1,516,354

2,500	Charlotte, North Carolina, Certificates of Participation, Transit Projects, Series 2003A, 5.000%, 6/01/33	6/13 at 100.00	AA+	2,626,575

1,750	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002, 5.000%, 6/01/25	6/12 at 101.00	AAA	1,863,488

1,260	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2004, 5.000%, 6/01/34	6/14 at 100.00	AAA	1,344,420

2,255	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 6/01/16 – AMBAC Insured	12/12 at 100.00	AAA	2,445,390

	Fayetteville Finance Corporation, North Carolina, Installment Payment Revenue Bonds, Municipal Building Project, Series 2005:
1,990	5.250%, 2/01/17 – MBIA Insured	2/15 at 100.00	AAA	2,198,711
910	5.250%, 2/01/19 – MBIA Insured	2/15 at 100.00	AAA	1,001,473

2,000	Hartnett County, North Carolina, Certificates of Participation, Series 2002, 5.125%, 12/01/23 – FSA Insured	12/12 at 101.00	AAA	2,151,420

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/Limited (continued)

$1,820	Iredell County, North Carolina, Certificates of Participation, Public Facilities Project, Series 2003, 5.250%, 10/01/18 – AMBAC Insured	10/13 at 100.00	Aaa	$1,979,523

	Lee County, North Carolina, Certificates of Participation, Public Schools and Community College, Series 2004:
1,715	5.250%, 4/01/19 – FSA Insured	4/14 at 100.00	AAA	1,868,578
1,715	5.250%, 4/01/21 – FSA Insured	4/14 at 100.00	AAA	1,864,239
715	5.250%, 4/01/22 – FSA Insured	4/14 at 100.00	AAA	776,268

4,400	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Capital Improvements, Series 2005A, 5.000%, 2/01/19	2/15 at 100.00	AA+	4,746,456

	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional Facilities, Series 2004A:
2,250	5.000%, 2/01/21	2/14 at 100.00	AA+	2,395,417
1,000	5.000%, 2/01/22	2/14 at 100.00	AA+	1,063,350

3,000	North Carolina Infrastructure Finance Corporation, Lease Purchase Revenue Bonds, North Carolina Facilities Project, Series 2004, 5.000%, 11/01/21	11/14 at 100.00	AA+	3,223,950

2,500	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B, 5.000%, 6/01/20	6/14 at 100.00	AA+	2,669,850

1,290	North Carolina, Certificates of Participation, Series 2003, 5.250%, 6/01/22	6/13 at 100.00	AA+	1,384,970

	Orange County, North Carolina, Certificates of Participation, Public Improvement Project, Series 2006A:
1,080	5.000%, 4/01/20 – AMBAC Insured	4/16 at 100.00	AAA	1,176,131
1,105	5.000%, 4/01/21 – AMBAC Insured	4/16 at 100.00	AAA	1,199,743

	Pitt County, North Carolina, Certificates of Participation, School Facilities Project, Series 2004B:
1,415	5.000%, 4/01/20 – AMBAC Insured	4/14 at 100.00	AAA	1,514,800
1,415	5.000%, 4/01/21 – AMBAC Insured	4/14 at 100.00	AAA	1,511,079
1,415	5.000%, 4/01/22 – AMBAC Insured	4/14 at 100.00	AAA	1,509,211

1,270	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%, 7/01/16 – AMBAC Insured	No Opt. Call	AAA	1,462,443

2,000	Puerto Rico Municipal Finance Agency, Series 2005A, 5.000%, 8/01/21 – FSA Insured	8/15 at 100.00	AAA	2,181,160

2,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2003H, 5.250%, 7/01/15 – FGIC Insured	No Opt. Call	AAA	2,245,740

1,330	Randolph County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/19 – FSA Insured	6/14 at 102.00	AAA	1,447,093

1,000	Rutherford County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 9/01/21 – AMBAC Insured	9/12 at 101.00	AAA	1,076,740

665	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/11 – AMBAC Insured	No Opt. Call	AAA	704,089

1,000	Wilmington, North Carolina, Certificates of Participation, Series 2004, 5.250%, 9/01/24 – AMBAC Insured	9/14 at 100.00	Aaa	1,086,380

2,350	Winston-Salem, North Carolina, Certificates of Participation, Series 2001A, 5.000%, 6/01/20	6/11 at 101.00	AA+	2,496,076
64,595	Total Tax Obligation/Limited			69,613,178
	Transportation – 4.9%

6,000	Charlotte, North Carolina, Airport Revenue Bonds, Series 1999B, 6.000%, 7/01/28 – MBIA Insured (Alternative Minimum Tax)	7/09 at 101.00	AAA	6,375,658

900	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A, 5.250%, 7/01/24 – MBIA Insured	7/14 at 100.00	AAA	976,329

710	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 1999B, 6.000%, 7/01/21 – FSA Insured (Alternative Minimum Tax)	7/09 at 101.00	AAA	755,902

2,750	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%, 7/01/15 – FSA Insured	7/11 at 101.00	AAA	2,943,023

2,445	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%, 11/01/19 – FGIC Insured	5/11 at 101.00	Aaa	2,621,505
12,805	Total Transportation			13,672,417

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	U.S. Guaranteed – 8.0% (3)

$75	Asheville Housing Development Corporation, North Carolina, First Lien Revenue Bonds, Series 1980, 10.500%, 5/01/11 (Pre-refunded 11/01/09)	11/09 at 100.00	N/R	(3)	$83,818

3,000	Charlotte, North Carolina, Certificates of Participation, Convention Facilities Project, Series 2000B, 5.500%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 101.00	AA+	(3)	3,247,830

1,675	Charlotte, North Carolina, Certificates of Participation, Public Safety Facilities Project, Series 2000D, 5.500%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 101.00	AA+	(3)	1,799,084

4,500	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2000, 5.250%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA		4,796,550

4,000	Cumberland County, North Carolina, Hospital Facility Revenue Bonds, Cumberland County Hospital System Inc., Cape Fear Valley Health System, Series 1999, 5.250%, 10/01/29 (Pre-refunded 10/01/09)	10/09 at 101.00	A–	(3)	4,218,480

995	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1991A, 6.500%, 1/01/18 (ETM)	No Opt. Call	AAA		1,245,919

4,220	North Carolina Educational Facilities Finance Agency, Revenue Refunding Bonds, Duke University, Series 1996B, 5.000%, 10/01/17 (Pre-refunded 1/29/07)	1/07 at 102.00	Aa1	(3)	4,313,726

10	North Carolina Medical Care Commission, Hospital Revenue Bonds, Memorial Mission Hospital, Series 1979A, 7.625%, 10/01/08 (ETM)	No Opt. Call	AAA		10,473

2,555	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2001A, 5.000%, 12/01/20 (Pre-refunded 6/01/11)	6/11 at 100.00	AA+	(3)	2,710,651
21,030	Total U.S. Guaranteed				22,426,531
	Utilities – 9.9%

5,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1999D, 6.750%, 1/01/26	1/10 at 101.00	BBB		5,440,249

	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B:
1,540	5.500%, 1/01/17 – FGIC Insured	1/07 at 100.00	AAA		1,542,295
5,300	6.000%, 1/01/18 – AMBAC Insured	No Opt. Call	AAA		6,333,446

4,165	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1999B, 6.500%, 1/01/20	1/10 at 101.00	A3		4,527,105

2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%, 1/01/15 – AMBAC Insured	1/13 at 100.00	AAA		2,173,160

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	AAA		2,154,780

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/24 – FGIC Insured	7/15 at 100.00	AAA		2,169,020

	Shelby, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004:
1,035	5.000%, 5/01/20 – XLCA Insured	5/14 at 100.00	AAA		1,110,120
610	5.000%, 5/01/24 – XLCA Insured	5/14 at 100.00	AAA		649,815

1,500	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17	2/12 at 101.00	A3		1,601,430
25,150	Total Utilities				27,701,420
	Water and Sewer – 13.2%

1,455	Broad River Water Authority, North Carolina, Water System Revenue Bonds, Series 2005, 5.000%, 6/01/18 – XLCA Insured	6/15 at 100.00	Aaa		1,578,762

1,280	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2004A, 5.250%, 4/01/23 – FSA Insured	4/14 at 100.00	AAA		1,399,501

2,000	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001, 5.125%, 6/01/26	6/11 at 101.00	AAA		2,126,300

2,825	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2005A, 5.000%, 12/01/21	12/14 at 102.00	AAA		3,099,873

1,690	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A, 5.000%, 6/01/25	6/15 at 100.00	AA+		1,813,945

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Water and Sewer (continued)

	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B:
$515	5.000%, 6/01/23 – XLCA Insured	6/14 at 100.00	AAA	$549,644
1,030	5.000%, 6/01/24 – XLCA Insured	6/14 at 100.00	AAA	1,097,908

1,000	Orange Water and Sewerage Authority, North Carolina, Water and Sewerage System Revenue Bonds, Series 2004A, 5.250%, 7/01/20	7/14 at 100.00	AA+	1,096,830

2,335	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005, 5.000%, 3/01/21	3/15 at 100.00	AAA	2,534,362

	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
12,000	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	12,972,720
7,000	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	7,544,915

1,330	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2003A, 5.000%, 6/01/29 – FSA Insured	6/13 at 100.00	AAA	1,405,105
34,460	Total Water and Sewer			37,219,865
$270,800	Total Long-Term Investments (cost $271,333,177) – 101.6%			285,189,808

	Short-Term Investments – 3.4%

$9,650	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 3.290%, 12/01/15 – MBIA Insured (4)		A-1+	9,650,000
$9,650	Total Short-Term Investments (cost $9,650,000)			9,650,000

	Total Investments (cost $280,983,177) – 105.0%			294,839,808

	Floating Rate Obligations – (4.5%)			(12,665,000)

	Other Assets Less Liabilities – (0.5)%			(1,479,788)

	Net Assets – 100%			$280,695,020

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(4)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Consumer Discretionary – 1.7%

$5,825	Maury County Industrial Development Board, Tennessee, Multi-Modal Interchangeable Rate Pollution Control Revenue Refunding Bonds, Saturn Corporation, Series 1994, 6.500%, 9/01/24	3/07 at 100.00	B–	$5,877,134
	Consumer Staples – 0.5%

1,245	South Fulton Industrial Development Board, Tennessee, Revenue Bonds, Tyson Foods Inc., Series 1995, 6.400%, 10/01/20 (Alternative Minimum Tax)	4/07 at 101.00	Ba1	1,253,964
	Education and Civic Organizations – 1.8%

	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2002A:
2,155	5.125%, 5/01/22 – FSA Insured	5/12 at 100.00	AAA	2,292,511
2,000	5.125%, 5/01/27 – FSA Insured	5/12 at 100.00	AAA	2,120,580

1,500	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2005A, 5.000%, 5/01/25 – MBIA Insured	5/15 at 100.00	AAA	1,614,615
5,655	Total Education and Civic Organizations			6,027,706
	Energy – 1.2%

4,000	Maury County Industrial Development Board, Tennessee, Solid Waste Disposal Revenue Bonds, Occidental Petroleum Company, Series 2000B, 6.300%, 8/01/18 (Alternative Minimum Tax)	8/10 at 100.00	BBB+	4,232,560
	Health Care – 10.5%

3,060	Blount County, Tennessee, Hospital Revenue Improvement Bonds, Blount Memorial Hospital, Series 1998B, 5.125%, 7/01/19	7/08 at 100.00	Baa1	3,080,441

3,000	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A, 5.250%, 7/01/26	7/16 at 100.00	BBB+	3,207,270

3,675	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22	4/12 at 101.00	Baa3	4,001,009

1,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Fort Sanders Alliance Obligated Group, Series 1993A, 6.250%, 1/01/13 – MBIA Insured	No Opt. Call	AAA	1,138,080

6,195	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 1999, 5.625%, 4/01/29	4/09 at 101.00	Baa1	6,437,596

5,200	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, St. Jude's Children's Research Foundation, Series 1999, 5.375%, 7/01/29	7/09 at 102.00	N/R	5,477,576

6,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	6,390,660

	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2003:
2,000	5.000%, 9/01/15 – RAAI Insured	9/13 at 100.00	AA	2,133,300
3,500	5.000%, 9/01/18 – RAAI Insured	9/13 at 100.00	AA	3,706,815
33,630	Total Health Care			35,572,747
	Housing/Multifamily – 3.5%

	Chattanooga Health, Educational and Housing Facilities Board, Tennessee, GNMA Collateralized Housing Revenue Bonds, Rainbow Creek Apartments Project, Series 1999:
410	6.125%, 11/20/19 (Alternative Minimum Tax)	11/09 at 102.00	AAA	433,227
3,955	6.375%, 11/20/39 (Alternative Minimum Tax)	11/09 at 102.00	AAA	4,180,830

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, FHA – Insured Housing Revenue Bonds, Herman Street Apartments, Series 1992:
250	7.000%, 6/01/17	12/06 at 100.00	AAA	252,950
485	7.250%, 6/01/32	12/06 at 100.00	AAA	490,437

3,485	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, GNMA Collateralized Multifamily Housing Revenue Bonds, Berkshire Place, Series 2000, 6.125%, 3/20/39 (Alternative Minimum Tax)	3/10 at 102.00	Aaa	3,644,474

2,720	Metropolitan Government of Nashville-Davidson County Industrial Development Board, Tennessee, GNMA Collateralized Multifamily Housing Revenue Refunding Bonds, Valley Forge Apartments, Series 2000A, 6.375%, 1/20/31	1/10 at 102.00	Aaa	2,880,725
11,305	Total Housing/Multifamily			11,882,643

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Housing/Single Family – 5.3%

$60	Hamilton County, Tennessee, GNMA Certificates Single Family Mortgage Revenue Bonds, Home Purchase and Rehabilitation Program, Series 1990, 8.000%, 9/01/23 (Alternative Minimum Tax)	3/07 at 100.00	AAA	$61,077

330	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1996-3, 5.850%, 7/01/17 (Alternative Minimum Tax)	7/07 at 102.00	AA	331,911

410	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1996-4A, 6.375%, 7/01/22 (Alternative Minimum Tax)	1/07 at 102.00	AA	418,938

2,685	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1998-2, 5.375%, 7/01/29 (Alternative Minimum Tax)	1/09 at 101.00	AA	2,750,326

1,100	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1999-3, 6.000%, 1/01/20 (Alternative Minimum Tax)	1/09 at 101.00	AA	1,140,359

5,170	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2002A, 5.400%, 7/01/32 – FSA Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	5,358,705

1,670	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2004, 5.000%, 7/01/34 (Alternative Minimum Tax)	7/13 at 100.00	AA	1,705,237

6,015	Tennessee Housing Development Agency, Homeownership Program Remarketed Bonds, Series 1996-5B, 5.375%, 7/01/23 (Alternative Minimum Tax)	1/09 at 101.00	AA	6,163,931
17,440	Total Housing/Single Family			17,930,484
	Long-Term Care – 0.7%

2,425	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Health Facility Revenue Bonds, Richland Place Inc., Series 1998, 5.500%, 5/01/23 – RAAI Insured	2/08 at 102.00	AA	2,513,682
	Tax Obligation/General – 20.2%

	Dickson County, Tennessee, General Obligation Refunding Bonds, Series 2002:
2,250	5.000%, 3/01/17 – FGIC Insured	3/13 at 102.00	Aaa	2,449,575
1,000	5.000%, 3/01/19 – FGIC Insured	3/13 at 102.00	Aaa	1,084,430

1,365	Greene County, Tennessee, General Obligation Bonds, Series 2005B, 5.000%, 6/01/22 – MBIA Insured	6/16 at 100.00	Aaa	1,481,585

3,700	Knoxville County, Tennessee, General Obligation Bonds, Series 2002, 5.500%, 4/01/15	No Opt. Call	AA	4,202,201

6,070	Knoxville, Tennessee, General Obligation Bonds, Series 2002A, 5.000%, 5/01/25	5/12 at 100.00	AA	6,411,377

1,000	Lincoln County, Tennessee, General Obligation Refunding Bonds, Series 2001, 5.250%, 4/01/19 – FGIC Insured	No Opt. Call	Aaa	1,146,480

1,000	Marion County, Tennessee, General Obligation Rural School Bonds, Series 2001, 5.000%, 4/01/24 – AMBAC Insured	4/11 at 100.00	Aaa	1,046,280

3,100	Memphis, Tennessee, General Improvement Bonds, Series 2002, 5.250%, 11/01/22	11/10 at 101.00	A1	3,291,239

4,655	Memphis, Tennessee, General Obligation Bonds, Series 2003, 5.000%, 5/01/20	5/11 at 101.00	A1	4,936,162

3,450	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Series 2004, 5.250%, 6/01/15	6/14 at 100.00	AA	3,818,977

2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Series 2005C, 5.000%, 2/01/19	2/15 at 100.00	AA	2,172,080

6,000	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Refunding Bonds, Series 1997, 5.125%, 5/15/25	5/07 at 102.00	AA	6,150,420

3,600	Metropolitan Nashville & Davidson Counties, Tennessee, General Obligation Bonds, Series 2005B, 5.000%, 1/01/11	No Opt. Call	AA	3,804,516

1,300	Montgomery County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 5/01/15 – FGIC Insured	5/14 at 102.00	Aaa	1,430,949

1,120	Overton County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 4/01/14 – MBIA Insured	No Opt. Call	Aaa	1,218,750

	Putnam County, Tennessee, General Obligation School Refunding Bonds, Series 2001:
1,000	5.250%, 4/01/18 – FGIC Insured	No Opt. Call	Aaa	1,137,930
2,960	5.250%, 4/01/19 – FGIC Insured	No Opt. Call	Aaa	3,390,414
2,645	5.250%, 4/01/20 – FGIC Insured	No Opt. Call	Aaa	3,047,701

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/General (continued)

$1,205	Roane County, Tennessee, General Obligation Rural School Bonds, Series 2004, 5.000%, 5/01/16 – MBIA Insured	5/14 at 100.00	Aaa	$1,309,702

3,500	Shelby County, Tennessee, General Obligation Bonds, Series 2005A, 5.000%, 4/01/17 – AMBAC Insured	4/15 at 100.00	AAA	3,826,270

1,645	Smith County, Tennessee, General Obligation Bonds, Series 2005, 5.000%, 4/01/20 – AMBAC Insured	4/15 at 102.00	Aaa	1,808,250

1,750	Sullivan County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 5/01/17 – AMBAC Insured	5/15 at 102.00	Aaa	1,940,015

1,965	Sullivan County, Tennessee, General Obligation Bonds, Series 2005, 5.000%, 4/01/24 – AMBAC Insured	4/15 at 102.00	Aaa	2,145,210

1,000	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2002, 5.000%, 3/01/17	3/13 at 102.00	Aa1	1,088,700

1,200	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004B, 5.000%, 5/01/20	5/15 at 100.00	Aa1	1,303,344

1,435	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004, 5.000%, 4/01/18	No Opt. Call	Aa1	1,600,039

1,350	Williamson County, Tennessee, General Obligation Bonds, Series 2004B, 5.000%, 5/01/22	5/15 at 100.00	Aa1	1,461,199
63,265	Total Tax Obligation/General			68,703,795
	Tax Obligation/Limited – 7.3%

5,000	Chattanooga Industrial Development Board, Tennessee, Lease Rental Revenue Bonds, Series 2000, 5.625%, 10/01/30 – AMBAC Insured	10/10 at 100.00	AAA	5,324,450

1,790	Coffee County Public Building Authority, Manchester, Tennessee, General Obligation Local Government Improvement Bonds, Series 2003Z-1-A, 5.375%, 6/01/18 – AMBAC Insured	6/13 at 100.00	Aaa	1,964,597

10,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002A, 5.125%, 11/01/28 – AMBAC Insured	11/12 at 100.00	AAA	10,625,300

4,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996, 5.000%, 12/01/24 – AMBAC Insured	6/09 at 100.00	AAA	4,090,520

2,545	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%, 7/01/16 – AMBAC Insured	No Opt. Call	AAA	2,930,644
23,335	Total Tax Obligation/Limited			24,935,511
	Telecommunication Services – 0.8%

2,700	Fayetteville, Tennessee, Revenue Bonds, Broadband Telecommunications Network, Series 2000, 6.500%, 4/01/20	4/08 at 101.00	N/R	2,680,695
	Transportation – 3.8%

	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D:
4,000	6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	4,293,720
1,640	6.125%, 3/01/25 – AMBAC Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	1,766,641

3,710	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001A, 5.500%, 3/01/17 – FSA Insured (Alternative Minimum Tax)	3/11 at 100.00	AAA	3,942,543

2,850	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001B, 5.125%, 3/01/26 – FSA Insured	3/11 at 100.00	AAA	2,978,279
12,200	Total Transportation			12,981,183
	U.S. Guaranteed – 21.4% (3)

1,520	Clarksville, Tennessee, Water, Sewer, and Gas Revenue Refunding and Improvement Bonds, Series 1992, 0.000%, 2/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	1,069,457

	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C:
2,365	5.125%, 7/01/25 – MBIA Insured (ETM)	1/09 at 101.00	AAA	2,455,343
9,395	5.250%, 7/01/28 – MBIA Insured (ETM)	1/09 at 101.00	AAA	9,779,162

7,795	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25 (Pre-refunded 7/01/23) – MBIA Insured	7/23 at 100.00	AAA	8,084,818

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	U.S. Guaranteed (3) (continued)

	Knoxville, Tennessee, Electric System Revenue Bonds, Series 2001U:
$1,000	5.125%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 100.00	AA	(3)	$1,051,700
3,000	5.125%, 7/01/27 (Pre-refunded 7/01/10)	7/10 at 100.00	AA	(3)	3,155,100

490	Memphis, Tennessee, General Improvement Bonds, Series 1999A, 5.000%, 10/01/19 (Pre-refunded 10/01/07)	10/07 at 101.00	A1	(3)	500,682

4,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Adventist Health System/Sunbelt Obligated Group, Series 2000, 6.600%, 11/15/30 (Pre-refunded 11/15/10)	11/10 at 101.00	A+	(3)	4,471,320

975	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mur-Ci Homes Inc., Series 1992A, 9.000%, 10/01/22 (Pre-refunded 10/01/07)	10/07 at 105.00	N/R	(3)	1,060,517

18,670	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Subordinate Lien Revenue Bonds, Volunteer Healthcare Systems Inc., Series 1988, 0.000%, 6/01/21 (ETM)	No Opt. Call	Aaa		10,203,155

	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Improvement Bonds, Series 2001A:
7,055	5.500%, 10/15/17 (Pre-refunded 10/15/11) (UB)	10/11 at 100.00	AAA		7,670,479
7,445	5.250%, 10/15/18 (Pre-refunded 10/15/11) (UB)	10/11 at 100.00	AAA		8,011,899

	Montgomery County Health, Educational and Housing Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Clarksville Regional Health System, Series 1998:
1,500	5.375%, 1/01/18 (Pre-refunded 1/01/08)	1/08 at 101.00	Baa2	(3)	1,541,595
7,500	5.375%, 1/01/28 (Pre-refunded 1/01/08)	1/08 at 101.00	Baa2	(3)	7,707,975

245	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 – AGC Insured (ETM)	No Opt. Call	AAA		315,391

	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2002:
2,345	6.250%, 9/01/22 (Pre-refunded 9/01/12)	9/12 at 101.00	N/R	(3)	2,658,738
1,405	6.250%, 9/01/22 (Pre-refunded 9/01/12)	9/12 at 101.00	N/R	(3)	1,592,975

940	White House Utility District, Robertson and Sumner Counties, Tennessee, Water and Sewerage Revenue Refunding Bonds, Series 2001, 5.125%, 1/01/26 (Pre-refunded 1/01/11) – FSA Insured	1/11 at 100.00	Aaa		996,372
77,645	Total U.S. Guaranteed				72,326,678
	Utilities – 14.3%

2,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/21	No Opt. Call	AA–		2,218,400

1,830	Clarksville, Tennessee, Water, Sewer and Gas Revenue Refunding Bonds, Series 2002, 5.250%, 2/01/17 – FSA Insured	No Opt. Call	Aaa		2,062,373

7,500	Clarksville, Tennessee, Water, Sewer, and Gas Revenue Refunding and Improvement Bonds, Series 2001, 5.000%, 2/01/22 – FSA Insured	2/11 at 100.00	Aaa		7,834,800

1,100	Dickson, Tennessee, Electric System Revenue Bonds, Series 2002, 5.000%, 9/01/16 – FSA Insured	9/12 at 102.00	Aaa		1,193,038

	Memphis, Tennessee, Subordinate Lien Electric System Revenue Bonds, Series 2003A:
2,000	5.000%, 12/01/14 – MBIA Insured	12/13 at 100.00	AAA		2,167,700
2,855	5.000%, 12/01/17 – MBIA Insured	12/13 at 100.00	AAA		3,070,638

7,800	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 1996A, 0.000%, 5/15/11 – MBIA Insured	No Opt. Call	AAA		6,620,952

3,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 1998A, 5.200%, 5/15/23	5/08 at 102.00	AA		3,117,360

9,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2001A, 5.125%, 5/15/26	5/11 at 100.00	AA		9,423,360

5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/23 – FGIC Insured	7/15 at 100.00	AAA		5,430,200

5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005SS, 5.000%, 7/01/23 – MBIA Insured	7/15 at 100.00	AAA		5,430,200
47,085	Total Utilities				48,569,021

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Water and Sewer – 8.8%

$1,000	Dickson County Water Authority, Tennessee, Waterworks System Revenue Bonds, Series 2002, 5.000%, 12/01/19 – FGIC Insured	12/12 at 100.00	Aaa	$1,070,240

2,525	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 4/01/36 – FGIC Insured	4/17 at 100.00	AAA	2,722,480

1,840	Harpeth Valley Utility District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Series 2005, 5.000%, 9/01/24 – MBIA Insured	9/15 at 100.00	Aaa	1,988,046

	Harpeth Valley Utility District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Utility Improvements, Series 2004:
1,175	5.000%, 9/01/19 – MBIA Insured	9/14 at 100.00	Aaa	1,269,505
1,225	5.000%, 9/01/20 – MBIA Insured	9/14 at 100.00	Aaa	1,322,412

3,000	Madison Suburban Utility District, Tennessee, Water Revenue Refunding Bonds, Series 1995, 5.000%, 2/01/19 – MBIA Insured	2/08 at 100.00	AAA	3,044,610

5,000	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2002, 5.000%, 10/01/21	10/12 at 100.00	AA	5,342,200

	Rutherford County Consolidated Utility District, Tennessee, Waterworks Revenue Bonds, Series 2004:
1,295	5.000%, 2/01/20 – MBIA Insured	2/14 at 102.00	Aaa	1,411,006
1,300	5.000%, 2/01/22 – MBIA Insured	2/14 at 100.00	Aaa	1,411,319

2,000	Rutherford County Consolidated Utility District, Tennessee, Waterworks Revenue Bonds, Series 2006, 5.000%, 2/01/36 – FSA Insured	2/16 at 100.00	Aaa	2,149,760

1,060	White House Utility District, Robertson and Sumner Counties, Tennessee, Water and Sewerage Revenue Refunding Bonds, Series 2001, 5.125%, 1/01/26 – FSA Insured	1/11 at 100.00	Aaa	1,110,202

5,000	White House Utility District, Robertson and Sumner Counties, Tennessee, Water and Sewerage Revenue Refunding Bonds, Series 2006, 5.000%, 1/01/28 – MBIA Insured	1/17 at 100.00	Aaa	5,435,300

1,500	Wilson County Water and Wastewater Authority, Tennessee, Waterworks Revenue Refunding and Improvement Bonds, Series 1993, 6.000%, 3/01/14	3/08 at 102.00	Baa1	1,565,340
27,920	Total Water and Sewer			29,842,420
$335,675	Total Investments (cost $326,234,438) – 101.8%			345,330,223

	Floating Rate Obligations – (2.8%)			(9,670,000)

	Other Assets Less Liabilities – 1.0%			3,676,916

	Net Assets – 100%			$339,337,139

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

See accompanying notes to financial statements.

Statement of Assets and Liabilities (Unaudited)

November 30, 2006

	Georgia	Louisiana	North Carolina	Tennessee
Assets
Investments, at value (cost $183,933,575, $94,194,976, $280,983,177 and $326,234,438, respectively)	$195,086,376	$99,211,505	$294,839,808	$345,330,223
Cash	1,056,470	—	—	870,693
Receivables:
Interest	3,287,221	1,271,271	4,233,195	4,089,057
Investments sold	—	535,000	—	—
Shares sold	461,034	—	1,392,288	201,098
Other assets	696	122	955	30,197
Total assets	199,891,797	101,017,898	300,466,246	350,521,268
Liabilities
Cash overdraft	—	430,124	1,638,754	—
Floating rate obligations	—	4,995,000	12,665,000	9,670,000
Payables:
Investments purchased	—	—	4,223,240	—
Shares redeemed	72,056	911	129,714	99,338
Accrued expenses:
Management fees	87,067	41,507	119,052	145,448
12b-1 distribution and service fees	46,792	27,398	62,721	86,175
Other	44,608	19,673	64,212	104,133
Dividends payable	647,424	330,935	868,533	1,079,035
Total liabilities	897,947	5,845,548	19,771,226	11,184,129
Net assets	$198,993,850	$95,172,350	$280,695,020	$339,337,139
Class A Shares
Net assets	$121,241,140	$72,232,836	$178,403,757	$273,018,935
Shares outstanding	10,794,584	6,325,162	16,785,868	23,792,369
Net asset value per share	$11.23	$11.42	$10.63	$11.48
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of offering price)	$11.72	$11.92	$11.10	$11.98
Class B Shares
Net assets	$11,687,152	$10,562,061	$17,050,403	$15,156,222
Shares outstanding	1,038,200	925,324	1,600,949	1,319,522
Net asset value and offering price per share	$11.26	$11.41	$10.65	$11.49
Class C Shares
Net assets	$29,116,161	$12,274,612	$32,946,420	$48,277,589
Shares outstanding	2,598,750	1,077,149	3,099,652	4,207,912
Net asset value and offering price per share	$11.20	$11.40	$10.63	$11.47
Class R Shares
Net assets	$36,949,397	$102,841	$52,294,440	$2,884,393
Shares outstanding	3,297,421	8,956	4,907,952	251,347
Net asset value and offering price per share	$11.21	$11.48	$10.66	$11.48

Net Assets Consist of:
Capital paid-in	$188,091,779	$90,094,032	$267,284,284	$320,603,019
Undistributed (Over-distribution of) net investment income	(220,917)	(174,868)	(224,465)	(260,931)
Accumulated net realized gain (loss) from investments	(29,813)	236,657	(221,430)	(100,734)
Net unrealized appreciation (depreciation) of investments	11,152,801	5,016,529	13,856,631	19,095,785
Net assets	$198,993,850	$95,172,350	$280,695,020	$339,337,139

See accompanying notes to financial statements.

Statement of Operations (Unaudited)

Six Months Ended November 30, 2006

	Georgia	Louisiana	North Carolina	Tennessee
Investment Income	$4,516,906	$2,299,775	$6,074,122	$8,372,108
Expenses
Management fees	497,054	245,838	674,407	888,649
12b-1 service fees – Class A	118,994	68,368	175,215	271,372
12b-1 distribution and service fees – Class B	58,677	53,351	83,420	78,722
12b-1 distribution and service fees – Class C	106,518	44,658	119,045	178,431
Shareholders’ servicing agent fees and expenses	39,676	22,119	50,304	76,636
Interest expense and fees	—	7,790	65,952	186,571
Custodian’s fees and expenses	25,720	26,355	40,004	55,002
Trustees’ fees and expenses	2,437	1,191	3,179	4,128
Professional fees	7,174	6,579	8,552	12,022
Shareholders’ reports – printing and mailing expenses	13,932	9,139	18,722	23,806
Federal and state registration fees	2,071	1,429	2,171	3,346
Other expenses	2,318	1,793	3,586	5,341
Total expenses before custodian fee credit	874,571	488,610	1,244,557	1,784,026
Custodian fee credit	(20,812)	(7,296)	(26,149)	(12,096)
Net expenses	853,759	481,314	1,218,408	1,771,930
Net investment income	3,663,147	1,818,461	4,855,714	6,600,178
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	130,492	89,477	(3,444)	(43,278)
Net change in unrealized appreciation (depreciation) of investments	4,486,432	2,976,736	5,817,333	6,695,029
Net realized and unrealized gain (loss)	4,616,924	3,066,213	5,813,889	6,651,751
Net increase (decrease) in net assets from operations	$8,280,071	$4,884,674	$10,669,603	$13,251,929

See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited)

	Georgia		Louisiana
	Six Months Ended 11/30/06	Year Ended 5/31/06	Six Months Ended 11/30/06	Year Ended 5/31/06
Operations
Net investment income	$3,663,147	$6,432,859	$1,818,461	$4,220,350
Net realized gain (loss) from investments	130,492	80,566	89,477	479,600
Net change in unrealized appreciation (depreciation) of investments	4,486,432	(4,575,691)	2,976,736	(4,396,702)
Net increase (decrease) in net assets from operations	8,280,071	1,937,734	4,884,674	303,248
Distributions to Shareholders
From net investment income:
Class A	(2,354,958)	(4,763,692)	(1,442,903)	(3,235,989)
Class B	(200,224)	(514,328)	(193,556)	(504,507)
Class C	(486,356)	(1,027,865)	(218,503)	(486,069)
Class R	(552,264)	(198,559)	(2,193)	(9,216)
From accumulated net realized gains:
Class A	—	(376,859)	—	(516,321)
Class B	—	(49,952)	—	(98,314)
Class C	—	(96,223)	—	(93,048)
Class R	—	(12,804)	—	(1,443)
Decrease in net assets from distributions to shareholders	(3,593,802)	(7,040,282)	(1,857,155)	(4,944,907)
Fund Share Transactions
Proceeds from sale of shares	40,438,808	35,041,503	7,644,140	9,684,391
Proceeds from shares issued to shareholders due to reinvestment of distributions	1,417,558	3,214,200	747,042	2,024,380
	41,856,366	38,255,703	8,391,182	11,708,771
Cost of shares redeemed	(20,544,777)	(23,032,642)	(6,621,161)	(35,387,517)
Net increase (decrease) in net assets from Fund share transactions	21,311,589	15,223,061	1,770,021	(23,678,746)
Net increase (decrease) in net assets	25,997,858	10,120,513	4,797,540	(28,320,405)
Net assets at the beginning of period	172,995,992	162,875,479	90,374,810	118,695,215
Net assets at the end of period	$198,993,850	$172,995,992	$95,172,350	$90,374,810
Undistributed (Over-distribution of) net investment income at the end of period	$(220,917)	$(290,262)	$(174,868)	$(136,174)

See accompanying notes to financial statements.

	North Carolina		Tennessee
	Six Months Ended 11/30/06	Year Ended 5/31/06	Six Months Ended 11/30/06	Year Ended 5/31/06
Operations
Net investment income	$4,855,714	$8,889,864	$6,600,178	$13,531,983
Net realized gain (loss) from investments	(3,444)	124,564	(43,278)	100,462
Net change in unrealized appreciation (depreciation) of investments	5,817,333	(5,703,106)	6,695,029	(8,106,331)
Net increase (decrease) in net assets from operations	10,669,603	3,311,322	13,251,929	5,526,114
Distributions to Shareholders
From net investment income:
Class A	(3,459,332)	(6,986,919)	(5,386,351)	(10,969,103)
Class B	(281,022)	(634,797)	(266,802)	(655,471)
Class C	(535,463)	(1,031,206)	(818,214)	(1,631,192)
Class R	(587,632)	(194,166)	(53,958)	(107,101)
From accumulated net realized gains:
Class A	—	(1,071,806)	—	(555,498)
Class B	—	(123,737)	—	(41,203)
Class C	—	(190,556)	—	(96,449)
Class R	—	(19,243)	—	(5,294)
Decrease in net assets from distributions to shareholders	(4,863,449)	(10,252,430)	(6,525,325)	(14,061,311)
Fund Share Transactions
Proceeds from sale of shares	53,081,319	46,097,617	12,385,133	31,274,869
Proceeds from shares issued to shareholders due to reinvestment of distributions	2,271,946	5,603,408	2,956,220	6,265,605
	55,353,265	51,701,025	15,341,353	37,540,474
Cost of shares redeemed	(17,082,974)	(34,690,045)	(20,554,720)	(35,929,206)
Net increase (decrease) in net assets from Fund share transactions	38,270,291	17,010,980	(5,213,367)	1,611,268
Net increase (decrease) in net assets	44,076,445	10,069,872	1,513,237	(6,923,929)
Net assets at the beginning of period	236,618,575	226,548,703	337,823,902	344,747,831
Net assets at the end of period	$280,695,020	$236,618,575	$339,337,139	$337,823,902
Undistributed (Over-distribution of) net investment income at the end of period	$(224,465)	$(216,730)	$(260,931)	$(335,784)

See accompanying notes to financial statements.

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust III (the “Trust”) is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Georgia Municipal Bond Fund (“Georgia”), Nuveen Louisiana Municipal Bond Fund (“Louisiana”), Nuveen North Carolina Municipal Bond Fund (“North Carolina”) and Nuveen Tennessee Municipal Bond Fund (“Tennessee”) (collectively, the “Funds”). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high levels of tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

The prices of municipal bonds in each Fund’s investment portfolio are provided by a pricing service approved by the Fund’s Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If the pricing service is unable to supply a price for a municipal bond, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At November 30, 2006, North Carolina had an outstanding when-issued/delayed delivery purchase commitment of $4,223,240. There were no such outstanding purchase commitments in Georgia, Louisiana, or Tennessee.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Flexible Sales Charge Program

Each Fund offers Class A, B, C and R Shares. Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments

The Funds are authorized to invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such instruments, and may do so in the future, they did not invest in any such instruments during the six months ended November 30, 2006.

Inverse Floating Rate Securities

Each Fund may invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an “Inverse floating rate investment”. An investment in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities”. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an “Underlying bond of an inverse floating rate trust”, with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as “Interest expense and fees” in the Statement of Operations.

During the six months ended November 30, 2006, Louisiana, North Carolina and Tennessee invested in externally deposited inverse floaters and/or self-deposited inverse floaters. Georgia did not invest in any such instruments during the six months ended November 30, 2006.

The average floating rate obligations outstanding and average annual interest rate related to self-deposited inverse floaters during the six months ended November 30, 2006, were as follows:

	Louisiana	North Carolina	Tennessee
Average floating rate obligations	$407,201	$3,441,576	$9,670,000
Average annual interest rate	3.80%	3.80%	3.83%

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the

Notes to Financial Statements (Unaudited) (continued)

financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

	Georgia
	Six Months Ended 11/30/06		Year Ended 5/31/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	627,688	$6,931,044	1,492,326	$16,554,049
Class A – automatic conversion of Class B shares	96,536	1,061,747	47,635	526,852
Class B	21,770	239,037	87,308	972,689
Class C	262,739	2,901,294	542,902	6,030,457
Class R	2,661,595	29,305,686	1,000,591	10,957,456
Shares issued to shareholders due to reinvestment of distributions:
Class A	96,114	1,060,720	217,400	2,415,496
Class B	8,409	92,960	21,842	243,192
Class C	17,593	193,744	38,988	431,766
Class R	6,375	70,134	11,170	123,746
	3,798,819	41,856,366	3,460,162	38,255,703
Shares redeemed:
Class A	(660,278)	(7,297,405)	(1,322,206)	(14,664,590)
Class B	(136,676)	(1,513,395)	(300,514)	(3,347,120)
Class B – automatic conversion to Class A shares	(96,293)	(1,061,747)	(47,529)	(526,852)
Class C	(318,239)	(3,492,611)	(360,731)	(3,987,457)
Class R	(645,363)	(7,179,619)	(46,274)	(506,623)
	(1,856,849)	(20,544,777)	(2,077,254)	(23,032,642)
Net increase (decrease)	1,941,970	$21,311,589	1,382,908	$15,223,061

	Louisiana
	Six Months Ended 11/30/06		Year Ended 5/31/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	475,358	$5,338,217	630,913	$7,125,539
Class A – automatic conversion of Class B shares	102,312	1,140,974	89,574	1,002,477
Class B	12,758	143,171	20,464	231,933
Class C	91,382	1,021,708	110,081	1,248,328
Class R	6	70	6,619	76,114
Shares issued to shareholders due to reinvestment of distributions:
Class A	52,258	582,932	141,273	1,587,364
Class B	6,641	73,995	19,314	216,511
Class C	7,993	88,995	18,956	212,164
Class R	100	1,120	734	8,341
	748,808	8,391,182	1,037,928	11,708,771
Shares redeemed:
Class A	(281,558)	(3,138,340)	(2,468,416)	(27,600,604)
Class B	(114,198)	(1,268,740)	(309,289)	(3,468,854)
Class B – automatic conversion to Class A shares	(102,404)	(1,140,974)	(89,668)	(1,002,477)
Class C	(96,573)	(1,073,038)	(271,531)	(3,031,548)
Class R	(6)	(69)	(25,173)	(284,034)
	(594,739)	(6,621,161)	(3,164,077)	(35,387,517)
Net increase (decrease)	154,069	$1,770,021	(2,126,149)	$(23,678,746)

	North Carolina
	Six Months Ended 11/30/06		Year Ended 5/31/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	912,190	$9,547,915	2,358,733	$24,824,800
Class A – automatic conversion of Class B shares	89,293	929,882	91,275	961,324
Class B	13,847	146,063	79,395	841,576
Class C	322,593	3,368,483	761,380	8,048,351
Class R	3,720,683	39,088,976	1,093,311	11,421,566
Shares issued to shareholders due to reinvestment of distributions:
Class A	174,351	1,823,933	433,144	4,564,673
Class B	11,866	124,370	32,823	346,262
Class C	24,688	258,340	56,817	598,266
Class R	6,226	65,303	8,935	94,207
	5,275,737	55,353,265	4,915,813	51,701,025
Shares redeemed:
Class A	(1,127,045)	(11,773,660)	(2,431,412)	(25,544,418)
Class B	(112,015)	(1,174,705)	(214,602)	(2,268,201)
Class B – automatic conversion to Class A shares	(89,113)	(929,882)	(91,108)	(961,324)
Class C	(180,709)	(1,888,174)	(470,435)	(4,940,997)
Class R	(125,016)	(1,316,553)	(93,326)	(975,105)
	(1,633,898)	(17,082,974)	(3,300,883)	(34,690,045)
Net increase (decrease)	3,641,839	$38,270,291	1,614,930	$17,010,980

	Tennessee
	Six Months Ended 11/30/06		Year Ended 5/31/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	712,233	$8,086,552	1,765,550	$20,049,616
Class A – automatic conversion of Class B shares	127,038	1,437,369	113,300	1,287,612
Class B	15,021	170,241	53,232	608,659
Class C	211,583	2,400,163	797,343	9,065,559
Class R	25,471	290,808	22,923	263,423
Shares issued to shareholders due to reinvestment of distributions:
Class A	218,733	2,477,436	457,351	5,201,980
Class B	13,028	147,601	34,727	395,527
Class C	26,945	305,145	54,165	615,770
Class R	2,299	26,038	4,598	52,328
	1,352,351	15,341,353	3,303,189	37,540,474
Shares redeemed:
Class A	(1,249,488)	(14,150,531)	(2,340,485)	(26,587,290)
Class B	(182,666)	(2,076,421)	(189,928)	(2,150,255)
Class B – automatic conversion to Class A shares	(126,920)	(1,437,369)	(113,198)	(1,287,612)
Class C	(255,591)	(2,886,330)	(509,683)	(5,776,551)
Class R	(360)	(4,069)	(11,229)	(127,498)
	(1,815,025)	(20,554,720)	(3,164,523)	(35,929,206)
Net increase (decrease)	(462,674)	$(5,213,367)	138,666	$1,611,268

3. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments) during the six months ended November 30, 2006, were as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Purchases	$26,753,848	$12,819,360	$50,667,100	$17,378,389
Sales and maturities	2,286,510	6,604,017	2,445,000	22,854,653

Notes to Financial Statements (Unaudited) (continued)

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their Federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At November 30, 2006, the cost of investments was as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Cost of investments	$183,931,728	$89,196,421	$268,206,985	$316,412,682

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2006, were as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Gross unrealized:
Appreciation	$11,154,648	$5,064,747	$13,980,962	$19,290,830
Depreciation	—	(35,157)	(12,738)	(44,094)
Net unrealized appreciation (depreciation) of investments	$11,154,648	$5,029,590	$13,968,224	$19,246,736

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at May 31, 2006, the Funds’ last tax year end, were as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Undistributed net tax-exempt income*	$249,869	$157,565	$434,479	$625,139
Undistributed net ordinary income**	—	—	—	—
Undistributed net long-term capital gains	—	147,180	—	—

*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 9, 2006, paid on June 1, 2006.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2006, was designated for purposes of the dividends paid deduction as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Distributions from net tax-exempt income	$6,515,720	$4,294,972	$8,845,530	$13,398,359
Distributions from net ordinary income**	1,458	26,995	—	—
Distributions from net long-term capital gains	533,147	697,848	1,402,207	694,940

** Net	ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The following Funds elected to defer net realized losses from investments incurred from November 1, 2005 through May 31, 2006 (“post-October losses”) in accordance with Federal income tax regulations. Post-October losses were treated as having arisen on the first day of the current fiscal year.

Georgia	North Carolina	Tennessee
$160,306	$217,987	$57,457

5. Management Fee and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets	Fund-Level Fee Rate
For the first $125 million	.3500%
For the next $125 million	.3375
For the next $250 million	.3250
For the next $500 million	.3125
For the next $1 billion	.3000
For the next $3 billion	.2750
For net assets over $5 billion	.2500

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of November 30, 2006, the complex-level fee rate was .1845%.

Complex-Level Assets(1)	Complex-Level Fee Rate
For the first $55 billion	.2000%
For the next $1 billion	.1800
For the next $1 billion	.1600
For the next $3 billion	.1425
For the next $3 billion	.1325
For the next $3 billion	.1250
For the next $5 billion	.1200
For the next $5 billion	.1175
For the next $15 billion	.1150
For Managed Assets over $91 billion(2)	.1400

(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets (“Managed Assets” means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.
(2)	With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

The Adviser may voluntarily reimburse expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

During the six months ended November 30, 2006, Nuveen Investments, LLC (the “Distributor”), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Sales charges collected	$78,272	$74,833	$78,143	$131,805
Paid to authorized dealers	67,263	69,346	67,244	114,492

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended November 30, 2006, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Commission advances	$33,258	$47,315	$36,189	$42,844

Notes to Financial Statements (Unaudited) (continued)

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2006, the Distributor retained such 12b-1 fees as follows:

	Georgia	Louisiana	North Carolina	Tennessee
12b-1 fees retained	$70,854	$52,062	$86,976	$89,702

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2006, as follows:

	Georgia	Louisiana	North Carolina	Tennessee
CDSC retained	$23,434	$10,996	$14,694	$31,134

6. New Accounting Pronouncements

Financial Accounting Standards Board Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. Subsequent Events

Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 27, 2006, to shareholders of record on December 8, 2006, as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Dividend per share:
Class A	$.0365	$.0390	$.0345	$.0375
Class B	.0300	.0320	.0280	.0305
Class C	.0315	.0340	.0295	.0325
Class R	.0385	.0410	.0360	.0395

Louisiana also declared a capital gains distribution of $.0318 per share, which was paid on December 5, 2006, to shareholders of record on December 1, 2006.

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
GEORGIA											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Portfolio Turnover Rate
Class A (3/86)
2007(e)	$10.96	$.22	$.27	$.49	$(.22)	$—	$(.22)	$11.23	4.51%	$121,241.83		%*	4.01	%*	.83	%*	4.01	%*	.81	%*	4.03	%*	1%
2006	11.31	.45	(.30)	.15	(.46)	(.04)	(.50)	10.96	1.32	116,580.85			4.08		.85		4.08		.84		4.09		9
2005	10.84	.47	.48	.95	(.48)	—	(.48)	11.31	8.92	115,351.86			4.23		.86		4.23		.85		4.24		10
2004	11.34	.49	(.51)	(.02)	(.48)	—	(.48)	10.84	(.17)	112,106.86			4.41		.86		4.41		.85		4.41		19
2003	10.74	.49	.64	1.13	(.49)	(.04)	(.53)	11.34	10.78	118,307.88			4.43		.88		4.43		.87		4.44		15
2002	10.66	.52	.08	.60	(.52)	—	(.52)	10.74	5.71	113,054.91			4.77		.91		4.77		.89		4.79		41
Class B (2/97)
2007(e)	10.99	.18	.27	.45	(.18)	—	(.18)	11.26	4.13	11,687	1.59	*	3.26	*	1.59	*	3.26	*	1.56	*	3.28	*	1
2006	11.34	.37	(.30)	.07	(.38)	(.04)	(.42)	10.99	.56	13,638	1.60		3.33		1.60		3.33		1.59		3.34		9
2005	10.86	.39	.49	.88	(.40)	—	(.40)	11.34	8.19	16,776	1.61		3.48		1.61		3.48		1.60		3.49		10
2004	11.36	.41	(.51)	(.10)	(.40)	—	(.40)	10.86	(.92)	17,738	1.61		3.66		1.61		3.66		1.60		3.66		19
2003	10.76	.41	.64	1.05	(.41)	(.04)	(.45)	11.36	9.92	20,425	1.63		3.68		1.63		3.68		1.62		3.70		15
2002	10.67	.44	.09	.53	(.44)	—	(.44)	10.76	4.91	17,341	1.66		4.02		1.66		4.02		1.64		4.03		41
Class C (1/94)
2007(e)	10.94	.19	.26	.45	(.19)	—	(.19)	11.20	4.14	29,116	1.38	*	3.46	*	1.38	*	3.46	*	1.36	*	3.48	*	1
2006	11.28	.39	(.29)	.10	(.40)	(.04)	(.44)	10.94	.87	28,835	1.40		3.53		1.40		3.53		1.39		3.54		9
2005	10.81	.41	.48	.89	(.42)	—	(.42)	11.28	8.36	27,257	1.41		3.68		1.41		3.68		1.40		3.68		10
2004	11.31	.43	(.51)	(.08)	(.42)	—	(.42)	10.81	(.71)	24,293	1.41		3.86		1.41		3.86		1.40		3.86		19
2003	10.73	.43	.62	1.05	(.43)	(.04)	(.47)	11.31	10.00	28,367	1.43		3.88		1.43		3.88		1.42		3.89		15
2002	10.64	.46	.09	.55	(.46)	—	(.46)	10.73	5.24	25,016	1.46		4.22		1.46		4.22		1.45		4.23		41
Class R (2/97)
2007(e)	10.94	.23	.27	.50	(.23)	—	(.23)	11.21	4.63	36,949.63		*	4.19	*	.63	*	4.19	*	.60	*	4.21	*	1
2006	11.29	.48	(.31)	.17	(.48)	(.04)	(.52)	10.94	1.54	13,942.66			4.26		.66		4.26		.64		4.27		9
2005	10.81	.49	.49	.98	(.50)	—	(.50)	11.29	9.24	3,491.66			4.42		.66		4.42		.65		4.43		10
2004	11.31	.51	(.51)	—	(.50)	—	(.50)	10.81	(.01)	2,782.66			4.61		.66		4.61		.65		4.61		19
2003	10.71	.51	.64	1.15	(.51)	(.04)	(.55)	11.31	10.99	3,054.68			4.63		.68		4.63		.67		4.65		15
2002	10.63	.52	.10	.62	(.54)	—	(.54)	10.71	5.91	2,788.72			4.92		.72		4.92		.71		4.93		41

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the six months ended November 30, 2006.

See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
LOUISIANA											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses(f)		Net Invest- ment Income		Expenses(f)		Net Invest- ment Income		Expenses(f)		Net Invest- ment Income		Portfolio Turnover Rate
Class A (9/89)
2007(e)	$11.05	$.23	$.37	$.60	$(.23)	$—	$(.23)	$11.42	5.52%	$72,233.91		%*	4.12	%*	.91	%*	4.12	%*	.89	%*	4.13	%*	7%
2006	11.52	.47	(.39)	.08	(.47)	(.08)	(.55)	11.05	.71	66,041.88			4.17		.88		4.17		.87		4.18		5
2005	11.11	.49	.41	.90	(.49)	—	(.49)	11.52	8.28	87,348.86			4.31		.86		4.31		.85		4.32		22
2004	11.76	.51	(.66)	(.15)	(.50)	—	(.50)	11.11	(1.25)	81,164.87			4.43		.87		4.43		.86		4.44		12
2003	11.15	.52	.62	1.14	(.53)	—	(.53)	11.76	10.45	94,545.87			4.54		.87		4.54		.86		4.55		11
2002	11.06	.54	.09	.63	(.54)	—	(.54)	11.15	5.78	89,435.87			4.82		.87		4.82		.86		4.83		13
Class B (2/97)
2007(e)	11.04	.19	.37	.56	(.19)	—	(.19)	11.41	5.13	10,562	1.66	*	3.37	*	1.66	*	3.37	*	1.64	*	3.39	*	7
2006	11.51	.38	(.38)	—	(.39)	(.08)	(.47)	11.04	(.04)	12,393	1.63		3.43		1.63		3.43		1.62		3.43		5
2005	11.10	.41	.41	.82	(.41)	—	(.41)	11.51	7.49	17,053	1.61		3.56		1.61		3.56		1.60		3.57		22
2004	11.75	.42	(.65)	(.23)	(.42)	—	(.42)	11.10	(2.06)	19,004	1.62		3.68		1.62		3.68		1.61		3.69		12
2003	11.14	.43	.62	1.05	(.44)	—	(.44)	11.75	9.74	23,169	1.62		3.79		1.62		3.79		1.61		3.80		11
2002	11.05	.46	.09	.55	(.46)	—	(.46)	11.14	5.00	22,011	1.62		4.07		1.62		4.07		1.61		4.08		13
Class C (2/94)
2007(e)	11.02	.20	.38	.58	(.20)	—	(.20)	11.40	5.35	12,275	1.46	*	3.57	*	1.46	*	3.57	*	1.44	*	3.58	*	7
2006	11.49	.41	(.39)	.02	(.41)	(.08)	(.49)	11.02	.17	11,842	1.43		3.63		1.43		3.63		1.42		3.64		5
2005	11.08	.43	.41	.84	(.43)	—	(.43)	11.49	7.73	13,985	1.41		3.76		1.41		3.76		1.40		3.77		22
2004	11.74	.44	(.66)	(.22)	(.44)	—	(.44)	11.08	(1.86)	14,287	1.42		3.88		1.42		3.88		1.41		3.89		12
2003	11.13	.46	.62	1.08	(.47)	—	(.47)	11.74	9.89	18,868	1.42		3.99		1.42		3.99		1.41		4.00		11
2002	11.04	.48	.09	.57	(.48)	—	(.48)	11.13	5.22	20,909	1.42		4.27		1.42		4.27		1.41		4.28		13
Class R (2/97)
2007(e)	11.11	.24	.38	.62	(.25)	—	(.25)	11.48	5.61	103.71		*	4.32	*	.71	*	4.32	*	.69	*	4.33	*	7
2006	11.58	.47	(.37)	.10	(.49)	(.08)	(.57)	11.11	.92	98.67			4.35		.67		4.35		.66		4.35		5
2005	11.16	.51	.43	.94	(.52)	—	(.52)	11.58	8.56	309.66			4.50		.66		4.50		.65		4.51		22
2004	11.82	.53	(.66)	(.13)	(.53)	—	(.53)	11.16	(1.12)	215.67			4.63		.67		4.63		.66		4.63		12
2003	11.16	.54	.67	1.21	(.55)	—	(.55)	11.82	11.12	138.67			4.73		.67		4.73		.66		4.74		11
2002	11.06	.57	.09	.66	(.56)	—	(.56)	11.16	6.09	65.68			5.07		.68		5.07		.67		5.08		13

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the six months ended November 30, 2006.
(f)	The expense ratios for the six months ended November 30, 2006 in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities. The amount of this deemed interest expense for such period expressed as a percentage of average net assets was 0.02% for each share class.

See accompanying notes to financial statements.

Class (Commencement Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
NORTH CAROLINA											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses(f)		Net Invest- ment Income		Expenses(f)		Net Invest- ment Income		Expenses(f)		Net Invest- ment Income		Portfolio Turnover Rate
Class A (3/86)
2007(e)	$10.40	$.21	$.23	$.44	$(.21)	$—	$(.21)	$10.63	4.24%	$178,404.88		%*	3.89	%*	.88	%*	3.89	%*	.86	%*	3.91	%*	1%
2006	10.72	.42	(.26)	.16	(.42)	(.06)	(.48)	10.40	1.57	174,009.85			3.98		.85		3.98		.84		3.99		15
2005	10.37	.44	.36	.80	(.45)	—	(.45)	10.72	7.83	174,515.85			4.17		.85		4.17		.84		4.18		18
2004	10.86	.46	(.49)	(.03)	(.46)	—	(.46)	10.37	(.31)	167,738.86			4.30		.86		4.30		.85		4.31		16
2003	10.24	.46	.62	1.08	(.46)	—	(.46)	10.86	10.82	175,654.86			4.37		.86		4.37		.85		4.38		17
2002	10.15	.48	.10	.58	(.49)	—	(.49)	10.24	5.81	162,422.90			4.71		.90		4.71		.90		4.71		15
Class B (2/97)
2007(e)	10.42	.17	.23	.40	(.17)	—	(.17)	10.65	3.85	17,050	1.63	*	3.14	*	1.63	*	3.14	*	1.61	*	3.17	*	1
2006	10.73	.34	(.25)	.09	(.34)	(.06)	(.40)	10.42	.88	18,506	1.60		3.23		1.60		3.23		1.59		3.24		15
2005	10.38	.36	.36	.72	(.37)	—	(.37)	10.73	7.00	21,146	1.60		3.42		1.60		3.42		1.59		3.43		18
2004	10.88	.38	(.50)	(.12)	(.38)	—	(.38)	10.38	(1.13)	21,075	1.61		3.55		1.61		3.55		1.60		3.56		16
2003	10.26	.38	.63	1.01	(.39)	—	(.39)	10.88	9.99	25,027	1.61		3.62		1.61		3.62		1.60		3.63		17
2002	10.16	.41	.10	.51	(.41)	—	(.41)	10.26	5.11	21,404	1.66		3.96		1.66		3.96		1.65		3.96		15
Class C (10/93)
2007(e)	10.40	.18	.23	.41	(.18)	—	(.18)	10.63	3.95	32,946	1.43	*	3.34	*	1.43	*	3.34	*	1.41	*	3.36	*	1
2006	10.71	.37	(.26)	.11	(.36)	(.06)	(.42)	10.40	1.09	30,493	1.40		3.43		1.40		3.43		1.39		3.44		15
2005	10.36	.38	.36	.74	(.39)	—	(.39)	10.71	7.23	27,698	1.40		3.62		1.40		3.62		1.39		3.62		18
2004	10.85	.40	(.49)	(.09)	(.40)	—	(.40)	10.36	(.88)	25,576	1.41		3.75		1.41		3.75		1.40		3.76		16
2003	10.23	.40	.62	1.02	(.40)	—	(.40)	10.85	10.21	26,876	1.41		3.82		1.41		3.82		1.40		3.83		17
2002	10.14	.43	.09	.52	(.43)	—	(.43)	10.23	5.20	22,077	1.46		4.16		1.46		4.16		1.45		4.16		15
Class R (2/97)
2007(e)	10.42	.22	.24	.46	(.22)	—	(.22)	10.66	4.42	52,294.67		*	4.08	*	.67	*	4.08	*	.65	*	4.10	*	1
2006	10.74	.45	(.27)	.18	(.44)	(.06)	(.50)	10.42	1.74	13,611.65			4.16		.65		4.16		.64		4.17		15
2005	10.38	.46	.37	.83	(.47)	—	(.47)	10.74	8.11	3,191.65			4.36		.65		4.36		.64		4.37		18
2004	10.87	.48	(.50)	(.02)	(.47)	—	(.47)	10.38	(.14)	2,802.66			4.50		.66		4.50		.65		4.51		16
2003	10.25	.48	.62	1.10	(.48)	—	(.48)	10.87	11.00	2,453.66			4.57		.66		4.57		.65		4.58		17
2002	10.16	.50	.10	.60	(.51)	—	(.51)	10.25	5.99	1,691.70			4.90		.70		4.90		.70		4.91		15

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the six months ended November 30, 2006.
(f)	The expense ratios for the six months ended November 30, 2006 in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities. The amount of this deemed interest expense for such period expressed as a percentage of average net assets was 0.05% for each share class.

See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
TENNESSEE											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses(f)		Net Invest- ment Income		Expenses(f)		Net Invest- ment Income		Expenses(f)		Net Invest- ment Income		Portfolio Turnover Rate
Class A (11/87)
2007(e)	$11.25	$.23	$.23	$ .46	$(.23)	$—	$(.23)	$11.48	4.08%	$273,019.94		%*	4.01	%*	.94	%*	4.01	%*	.94	%*	4.02	%*	5%
2006	11.53	.46	(.26)	.20	(.46)	(.02)	(.48)	11.25	1.78	269,761.83			4.07		.83		4.07		.82		4.08		10
2005	11.15	.48	.41	.89	(.49)	(.02)	(.51)	11.53	8.18	276,606.83			4.24		.83		4.24		.83		4.25		9
2004	11.71	.51	(.55)	(.04)	(.52)	—	(.52)	11.15	(.33)	270,281.84			4.48		.84		4.48		.83		4.49		20
2003	11.06	.53	.67	1.20	(.54)	(.01)	(.55)	11.71	11.09	280,171.84			4.69		.84		4.69		.84		4.70		13
2002	10.93	.55	.13	.68	(.55)	—	(.55)	11.06	6.35	267,498.85			4.99		.85		4.99		.84		5.00		20
Class B (2/97)
2007(e)	11.26	.19	.22	.41	(.18)	—	(.18)	11.49	3.70	15,156	1.69	*	3.26	*	1.69	*	3.26	*	1.68	*	3.27	*	5
2006	11.54	.38	(.27)	.11	(.37)	(.02)	(.39)	11.26	1.04	18,026	1.58		3.32		1.58		3.32		1.57		3.33		10
2005	11.16	.40	.41	.81	(.41)	(.02)	(.43)	11.54	7.38	20,966	1.58		3.50		1.58		3.50		1.58		3.50		9
2004	11.72	.43	(.56)	(.13)	(.43)	—	(.43)	11.16	(1.06)	21,854	1.59		3.73		1.59		3.73		1.58		3.74		20
2003	11.07	.45	.67	1.12	(.46)	(.01)	(.47)	11.72	10.27	22,843	1.59		3.94		1.59		3.94		1.59		3.95		13
2002	10.94	.47	.13	.60	(.47)	—	(.47)	11.07	5.54	19,320	1.60		4.23		1.60		4.23		1.59		4.24		20
Class C (10/93)
2007(e)	11.25	.20	.22	.42	(.20)	—	(.20)	11.47	3.72	48,278	1.49	*	3.46	*	1.49	*	3.46	*	1.49	*	3.47	*	5
2006	11.53	.40	(.26)	.14	(.40)	(.02)	(.42)	11.25	1.25	47,518	1.38		3.52		1.38		3.52		1.37		3.53		10
2005	11.15	.42	.41	.83	(.43)	(.02)	(.45)	11.53	7.61	44,782	1.38		3.69		1.38		3.69		1.38		3.70		9
2004	11.71	.45	(.55)	(.10)	(.46)	—	(.46)	11.15	(.86)	41,469	1.39		3.93		1.39		3.93		1.38		3.93		20
2003	11.06	.47	.67	1.14	(.48)	(.01)	(.49)	11.71	10.47	42,825	1.39		4.13		1.39		4.13		1.39		4.14		13
2002	10.94	.49	.12	.61	(.49)	—	(.49)	11.06	5.68	28,650	1.40		4.43		1.40		4.43		1.39		4.44		20
Class R (2/97)
2007(e)	11.25	.24	.23	.47	(.24)	—	(.24)	11.48	4.19	2,884.74		*	4.21	*	.74	*	4.21	*	.74	*	4.22	*	5
2006	11.53	.49	(.27)	.22	(.48)	(.02)	(.50)	11.25	2.00	2,519.63			4.27		.63		4.27		.62		4.28		10
2005	11.15	.51	.41	.92	(.52)	(.02)	(.54)	11.53	8.39	2,395.63			4.44		.63		4.44		.63		4.45		9
2004	11.71	.53	(.55)	(.02)	(.54)	—	(.54)	11.15	(.12)	2,116.64			4.68		.64		4.68		.63		4.68		20
2003	11.06	.55	.67	1.22	(.56)	(.01)	(.57)	11.71	11.27	1,221.64			4.88		.64		4.88		.64		4.88		13
2002	10.93	.57	.13	.70	(.57)	—	(.57)	11.06	6.52	717.65			5.18		.65		5.18		.64		5.20		20

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the six months ended November 30, 2006.
(f)	The expense ratios for the six months ended November 30, 2006 in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities. The amount of this deemed interest expense for such period expressed as a percentage of average net assets was 0.11% for each share class.

See accompanying notes to financial statements.

Notes

Notes

Fund Information

Fund Manager Nuveen Asset Management 333 West Wacker Drive Chicago, IL 60606	Legal Counsel Chapman and Cutler LLP Chicago, IL Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL Custodian State Street Bank & Trust Company Boston, MA	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of the number of years to maturity of the bonds in a Fund’s portfolio, computed by weighting each bond’s time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio’s residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

Average Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment’s current annualized dividend divided by its current offering price.

Inverse Floaters: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a Fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund’s (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

Learn more

about Nuveen Funds at

www.nuveen.com/mf

Nuveen Investments:

SERVING Investors

For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients’ different needs.

Managing approximately $160 billion in assets as of December 31, 2006, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds NWQ, specializing in global value equities; Rittenhouse, focused on “blue-chip” growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

Find out how we can help you reach your financial goals.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

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MSA-MS5-1106D

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable to this registrant.

Item 6. Schedule of Investments

See Portfolio of Investments in Item 1

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are not effective due to the matter discussed in Item(b) below, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

An internal control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the Fund’s ability to initiate, authorize, record, process or report external financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the Fund’s annual or interim financial statements that is more than inconsequential will not be prevented or detected. A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

Subsequent to the end of the Funds’ reporting period on November 30, 2006, the following control deficiency was identified and determined to be a material weakness, as defined above, in the Funds’ internal control over financial reporting. The Funds’ controls related to the review and analysis of the relevant terms and conditions of certain transfers of municipal securities were not operating effectively to appropriately determine whether the transfers qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (FASB 140). Although the error resulting from the misapplication of FASB 140 did not cause the November 30, 2006 financial statements to become materially misleading requiring restatement, it is management’s opinion that the controls in place were not sufficient to preclude a material misstatement that could have occured in an annual or interim financial statement. Fund Management has taken the necessary actions as it deemed necessary to revise its internal controls over financial reporting to seek to increase the control’s effectiveness.

Item 12. Exhibits

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: EX-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference. EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III

By	(Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger Vice President and Secretary

Date February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date February 8, 2007

By	(Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date February 8, 2007

*	Print the name and title of each signing officer under his or her signature.